As filed with the Securities and Exchange Commission on September 6, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds Semi-Annual Report

June 30, 2016

U.S. Global Investors Fund

Semi-Annual Report

June 30, 2016

(unaudited)

Table of Contents

Message to Shareholders	1
Portfolios of Investments	2
Notes to Portfolios of Investments	56
Statements of Assets and Liabilities	68
Statements of Operations	72
Statements of Changes in Net Assets	76
Notes to Financial Statements	82
Financial Highlights	98
Additional Information	109
Expense Example	110
Privacy Policy

iii

Nasdaq Symbols

U.S. Global Investors Funds

Investor Class
U.S. Government Securities Ultra-Short Bond Fund	UGSDX
Near-Term Tax Free Fund	NEARX
All American Equity Fund	GBTFX
Holmes Macro Trends Fund	MEGAX
Global Resources Fund	PSPFX
World Precious Minerals Fund	UNWPX
Gold and Precious Metals Fund	USERX
Emerging Europe Fund	EUROX
China Region Fund	USCOX

Institutional Class
Global Resources Fund	PIPFX
World Precious Minerals Fund	UNWIX
Gold and Precious Metals Fund*	USEIX
Emerging Europe Fund*	EURIX

*

The Institutional Class shares of the Gold and Precious Metals and Emerging Europe Funds have not commenced operations and currently are closed to investors. A notice will be issued when each class commences operations and opens to investors.

Atlantic Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

iv

U.S. Global Investors Funds

Dear Fellow Shareholder,

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With a balanced analysis of the markets over the week, the Investor Alert is written for you by the investment team with a special commentary from me.

There’s no need to wait for dated publications like the Semi-Annual Report. Your time is important, so read the newsletter awarded the Best Electronic Newsletter by the Mutual Fund Education Alliance! Sign up at www.usfunds.com/subscribe.

While you are visiting our website, www.usfunds.com, be sure to take a look at additional resources, prepared especially for our fund shareholders:

 ●    My CEO Blog, Frank Talk, where I comment on current market topics

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We hope you enjoy all the resources at your fingertips.

Thank you for investing in U.S. Global Investors Funds!

Happy Investing,

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside Fund Services, LLC, Distributor. U.S. Global Investors, Inc. is the investment adviser.

U.S. Government Securities Ultra-Short Bond Fund Portfolio of Investments (unaudited)	June 30, 2016

United States Government and Agency Obligations 97.56%	Coupon Rate %	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 32.01%
Fixed Rates:
	1.13	09/22/17	$2,000,000	$2,012,986
	1.16	10/23/17	1,000,000	1,007,164
Variable Rates:
	0.38	07/08/16	2,000,000	2,000,026
	0.40	01/30/17	1,650,000	1,649,596
	0.42	04/27/17	9,000,000	8,992,494
	0.48	03/22/18	3,000,000	2,994,882
				18,657,148

Federal Home Loan Bank 56.32%
Fixed Rates:
	1.10	12/22/16	9,400,000	9,428,003
	0.63	04/26/17	3,000,000	3,003,102
	0.88	09/22/17	1,500,000	1,506,555
	0.88	09/27/17	3,000,000	3,004,782
	1.00	12/19/17	8,000,000	8,041,336
	1.13	03/29/18	750,000	755,736
	1.70	07/26/18	3,000,000	3,002,703
	1.50	03/08/19	4,000,000	4,074,264
				32,816,481

Tennessee Valley Authority 9.23%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,161,376
	1.75	10/15/18	2,174,000	2,219,821
				5,381,197

Total Investments 97.56%				56,854,826
(cost $56,583,010)
Other assets and liabilities, net 2.44%				1,422,425

Net Assets 100.0%				$58,277,251

See notes to portfolios of investments and notes to financial statements.

U.S. Government Securities Ultra-Short Bond Fund Portfolio of Investments (unaudited)	June 30, 2016

Portfolio Allocation by Issuer Based on Total Investments	June 30, 2016

Portfolio Allocation by Maturity	June 30, 2016
6 – 12 Months	$25,073,221	44.1%
1 – 3 Years	31,781,605	55.9%
	$56,854,826	100.0%

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds 91.27%	Coupon Rate %	Maturity Date	Principal Amount	Value

Alabama 0.85%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$295,290
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	100,000	106,747
Huntsville City, Alabama Electric System Revenue, AGM	4.00	12/01/16	60,000	60,853
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	371,763
Mobile Alabama, Refunding, GO Unlimited, Series B	5.00	02/15/17	45,000	46,220
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	132,756
				1,013,629

Alaska 0.04%
Valdez Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	41,291

Arizona 0.82%
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	182,648
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	219,092
Page, Arizona, Pledged Revenue, Refunding	3.00	07/01/16	350,000	350,000
Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	227,907
				979,647

Arkansas 0.47%
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	558,899

California 4.17%
California State, Prerefunded, GO Unlimited	5.00	09/01/35	130,000	130,885
California State, GO Unlimited	5.00	12/01/26	150,000	152,700
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,016
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	372,769
Chaffey Community College District, GO Unlimited, Series C, NATL	5.00	06/01/32	300,000	312,198
Delano, California Union High School District, Refunding, GO Unlimited, Series A, NATL	4.75	02/01/17	200,000	204,572

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

California (cont’d)
Elk Grove Unified School District, Community Facilities District #1, Refunding, Special Tax Revenue	2.00	12/01/16	$310,000	$311,355
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H, AGM	5.00	07/01/32	200,000	207,932
Newman-Crows Landing Unified School District, GO Unlimited, AGM	4.00	08/01/19	115,000	126,356
Orange County Sanitation District, Certificates of Participation, Series B, AGM	5.00	02/01/21	100,000	102,590
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	226,024
San Francisco Municipal Transportation Agency	5.00	03/01/27	1,000,000	1,227,189
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital, AMBAC	5.00	02/01/18	350,000	366,814
Santa Clara Valley Transportation Authority, Series A, AMBAC	5.00	04/01/27	370,000	382,188
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	313,068
Sunnyvale Elementary School District, GO Unlimited, Series D	4.00	09/01/16	520,000	523,089
				4,964,745

Colorado 1.19%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	269,606
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,139,895
				1,409,501

Connecticut 0.63%
Bristol, Connecticut, Refunding, GO Unlimited	3.00	10/15/16	180,000	181,260
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	440,998
Connecticut State, Refunding, GO Unlimited, Series E	5.00	12/15/18	125,000	127,439
				749,697

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

District of Columbia 0.50%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	$300,000	$344,724
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A, AMBAC	5.00	10/01/16	250,000	252,595
				597,319

Florida 6.07%
Broward County, Florida, Civic Arena Project, Refunding, Series A, AMBAC	5.00	09/01/20	500,000	503,335
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	257,027
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	105,991
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	619,372
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	320,056
Florida State Board of Education Lottery Revenue, Series B, BHAC	5.00	07/01/26	100,000	105,396
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	307,308
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	563,055
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	372,297
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	316,422
Hillsborough County, Florida School Board, Refunding, Series A	4.25	07/01/25	300,000	331,929
Hillsborough County, Florida School Board, Certificates of Participation, Refunding, NATL	4.00	07/01/19	100,000	103,047
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	314,315
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	469,691
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	250,000	272,900

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Florida (cont’d)
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	$430,000	$509,769
Miami - Dade County, Florida School Board Foundation, Certificates of Participation, Series B, AGC	5.00	11/01/31	200,000	202,894
Miami - Dade County, Florida Water & Sewer Revenue System, Series A, AGM	4.00	10/01/16	235,000	236,953
Orange County School Board, Certificate of Participation, Series A, NATL	5.00	08/01/32	275,000	287,939
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Tax Allocation, Series A	4.00	09/01/17	225,000	229,907
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	226,303
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	360,319
Volusia County, Florida School Board Sales Tax Revenue, NATL	4.20	10/01/16	200,000	201,660
				7,217,885

Georgia 1.74%
Atlanta Downtown Development Authority, Series A, NATL	4.25	12/01/16	250,000	250,653
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	649,740
Georgia State Municipal Electric Authority Revenue, Unrefunded, NATL	5.50	01/01/20	40,000	42,225
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	702,924
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates, Series A	4.50	08/01/17	150,000	155,603
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	269,978
				2,071,123

Guam 0.21%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	251,633

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Idaho 0.22%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	$225,000	$264,051

Illinois 5.13%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	327,153
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00	12/01/16	300,000	305,361
Chicago, Illinois, City Colleges, GO Unlimited, AMBAC	5.00	01/01/17	115,000	116,425
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B, AMBAC	4.00	01/01/19	200,000	200,506
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	250,000	284,193
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	568,980
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	330,000	369,907
Du Page County School District No. 33 West Chicago, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,116,589
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.75(1)	06/15/18	415,000	403,363
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	145,000	166,456
Illinois State, GO Unlimited	5.00	05/01/18	1,000,000	1,061,259
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	275,634
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00	01/01/17	570,000	578,772
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	329,727
				6,104,325

Indiana 2.83%
Clark-Pleasant, Indiana School Building	5.00	01/15/19	275,000	303,012
Fort Wayne, Indiana Waterworks Utility Revenue	2.00	12/01/16	585,000	588,528
Indiana Health & Educational Facilities Financing Authority, AMBAC	5.00	11/15/39	715,000	726,604

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Indiana (cont’d)
Indiana State Finance Authority, Refunding	5.00	07/01/16	$200,000	$200,000
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	323,419
Merrillville Redevelopment Authority, Tax Allocation	5.00	08/15/20	350,000	402,395
Tri-Creek 2002 High School Building, AGM	5.00	07/15/19	800,000	817,696
				3,361,654

Iowa 0.56%
Clive, Iowa, GO Unlimited, Series A	2.00	06/01/19	235,000	243,006
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	426,308
				669,314

Kansas 1.05%
Sedgwick County Unified School District No. 261 Haysville, GO Unlimited	5.00	11/01/17	885,000	935,126
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited, NATL	5.00	09/01/17	50,000	52,482
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	250,000	265,343
				1,252,951

Kentucky 2.54%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00	09/01/16	215,000	216,226
Boyle County, Kentucky Library District, Refunding, GO Unlimited, BAM	2.00	01/01/17	220,000	221,472
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	465,000	473,296
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	581,005
Kentucky Asset Liability Commission, Federal Highway Trust Fund	5.00	09/01/17	450,000	471,371
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A, NATL	5.25	09/01/22	440,000	462,783
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	595,160
				3,021,313

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Louisiana 1.64%
Lafayette Consolidated Government, GO Unlimited	5.00	03/01/23	$200,000	$236,004
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	738,598
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	800,000	976,384
				1,950,986

Massachusetts 0.19%
Stoughton, Massachusetts Public Improvement, GO Limited, NATL	4.00	05/01/17	225,000	225,560

Michigan 2.79%
Detroit, Michigan Local Development Financing Authority, Refunding, Tax Allocation, Series A	5.38	05/01/18	70,000	70,080
Gibraltar, Michigan School District, Refunding, GO Unlimited, AGM	5.00	05/01/21	475,000	542,369
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	300,992
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	115,556
Michigan State Grant Anticipation Bonds, AGM	5.00	09/15/16	200,000	201,748
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	224,648
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	210,684
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	323,619
Romeo Community School District, Refunding, GO Unlimited, Q-SBLF	3.00	05/01/18	500,000	519,640
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	278,825
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	527,372
				3,315,533

Minnesota 1.16%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	549,916
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	205,000	209,475

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Minnesota (cont’d)
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B, AGM	4.00	08/15/16	$250,000	$250,935
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B, NATL	5.00	01/01/19	255,000	260,551
Royalton Independent School District No. 485, GO Unlimited, Series A	5.00	02/01/17	110,000	112,811
				1,383,688

Mississippi 0.35%
Rankin County School District, GO Limited	2.00	08/01/19	400,000	409,892

Missouri 1.97%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	235,797
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	727,350
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	293,858
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	257,783
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	271,294
Missouri State Regional Convention & Sports Complex Authority	5.00	08/15/19	500,000	560,565
				2,346,647

Nevada 0.09%
Clark County, Nevada, Prerefunded, GO Limited, AMBAC	5.00	11/01/18	65,000	65,941
Clark County, Nevada, Unrefunded, GO Limited, AMBAC	5.00	11/01/18	35,000	35,496
				101,437
New Hampshire 0.53%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	209,666
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	424,400
				634,066

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

New Jersey 4.37%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00	11/01/18	$500,000	$367,405
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding, AMBAC	5.00	06/01/17	150,000	151,086
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	630,828
Cumberland County, New Jersey Improvement Authority, Technical High School Project, AGM	3.00	09/01/17	550,000	564,306
Dennis Township, New Jersey, GO Unlimited	2.00	10/01/16	160,000	160,501
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	265,894
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	400,000	440,112
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	761,908
New Jersey Educational Facilities Authority, Montclair State University, Series A, AMBAC	5.00	07/01/31	175,000	175,000
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	238,760
Passaic County Improvement Authority	5.00	05/01/24	700,000	844,263
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	599,240
				5,199,303

New Mexico 0.20%
Clayton, New Mexico, Jail Project Revenue, CIFG	4.00	11/01/17	235,000	237,613

New York 7.39%
Arlington Central School District, GO Unlimited	5.00	12/15/25	1,000,000	1,228,609
Greece, New York Central School District, GO Unlimited	2.00	06/15/19	455,000	468,827
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	336,115

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

New York (cont’d)
Long Island Power Authority Revenue, Series B	5.00	09/01/21	$465,000	$550,472
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	388,630
New York City, GO Unlimited, Series G	5.00	08/01/16	400,000	401,528
New York City, GO Unlimited, Series B	5.00	08/01/19	400,000	450,704
New York City Transitional Finance Authority Future Tax Secured Revenue, Series Sub 13-CONV	5.00	11/01/16	425,000	431,163
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	300,000	307,116
New York State Thruway Authority, Series B	5.00	04/01/27	1,335,000	1,407,223
New York State Urban Development, Series D	5.50	01/01/19	250,000	279,260
New York State Urban Development, NATL	5.50	03/15/19	615,000	693,044
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	220,137
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	489,385
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	667,450
Westchester, New York Unrefunded, GO Unlimited, Series A	4.00	10/15/16	465,000	469,464
				8,789,127

North Carolina 1.90%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	232,864
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,165,029
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	437,611
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	427,416
				2,262,920

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

North Dakota 0.21%
North Dakota Public Finance Authority, State Revolving Fund Program, Series A	4.00	10/01/16	$250,000	$252,038

Ohio 0.83%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	130,000	161,500
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	674,395
Marion County, Ohio, Variable Refunding, GO Limited, CIFG	4.00	12/01/20	150,000	152,232
				988,127

Oklahoma 0.98%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	300,000	361,617
Oklahoma County, Oklahoma Finance Authority, Jones Public School Project	4.00	09/01/16	200,000	201,080
Oklahoma Department of Transportation, Grant Anticipation Notes, NATL	5.00	09/01/16	250,000	251,798
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	346,824
				1,161,319

Oregon 0.19%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	226,374

Pennsylvania 2.74%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	779,905
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	320,405
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	156,582
Muhlenberg Township, Pennsylvania, GO Unlimited, AGM	3.00	11/01/17	280,000	285,482
Pennsylvania Higher Educational Facilities Authority, State System, Higher Education Project, Refunding, Series AQ	5.00	06/15/17	275,000	286,264

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Pennsylvania (cont’d)
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	$625,000	$684,100
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	441,460
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	306,617
				3,260,815

South Carolina 0.83%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	664,818
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	320,481
				985,299

Tennessee 0.19%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	200,000	230,716

Texas 23.85%
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	148,795
Addison, Texas Certificates of Obligation, GO Limited	4.00	02/15/20	250,000	263,707
Annetta, Texas Certificates of Obligation, GO Limited	4.00	08/01/16	200,000	200,570
Arlington, Texas, GO Limited, Series B	2.00	08/15/19	500,000	517,915
Beaumont Independent School District, GO Unlimited, PSF-GTD	5.00	02/15/23	1,000,000	1,026,479
Bexar, Texas, Venue Project, Refunding, AGM	4.00	08/15/16	1,615,000	1,621,524
Brownwood Independent School District, GO Unlimited, BAM	4.00	02/15/24	730,000	847,085
Cedar Park, Texas Utility System Revenue	2.00	08/15/16	250,000	250,475
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.52(1)	02/15/20	150,000	141,365
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	132,406
Conroe Independent School District, GO Unlimited, PSF-GTD	4.00	02/15/17	55,000	56,164
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	397,656

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont’d)
Dallas Area Rapid Transit, Senior Lien, AMBAC	5.00	12/01/16	$585,000	$595,647
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	172,724
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	60,000	62,892
Forney, Texas, GO Limited, AGM	5.00	02/15/27	500,000	513,555
Fort Bend Grand Parkway Toll Road Authority, Series Sub	5.00	03/01/25	1,000,000	1,202,789
Fort Worth, Texas Water & Sewer System Revenue	5.00	02/15/19	800,000	889,416
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A, PSF-GTD	4.50	08/15/25	180,000	187,886
Garland, Texas, GO Limited	5.00	02/15/25	650,000	742,827
Garland, Texas, GO Limited	5.00	02/15/17	500,000	513,645
Goose Creek, Texas Independent School District, GO Unlimited, Series A, PSF-GTD	5.25	02/15/18	370,000	380,708
Grand Prairie, Texas Independent School District, Refunding, GO Unlimited(ZCB)	5.06(1)	08/15/16	400,000	399,756
Greenville, Texas Independent School District, Refunding, GO Unlimited, PSF-GTD	4.00	08/15/17	120,000	120,466
Harris County, Texas, Refunding, GO Unlimited, Series B	4.50	10/01/31	220,000	222,039
Harris County, Texas Municipal Utility District No 290, GO Unlimited, Series A, BAM	1.50	09/01/17	200,000	201,672
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	321,824
Hays County, Texas, GO Limited	5.00	02/15/23	500,000	534,570
Houston Community College System, GO Limited	5.00	02/15/19	755,000	835,649
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,295
Houston, Texas, Hotel Occupancy Tax, Prerefunded, Series B	5.00	09/01/19	250,000	251,690
Houston, Texas Combined Utility System Revenue, AGM	5.00	11/15/16	565,000	574,147
Houston, Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	150,000	158,936
Houston, Texas Public Improvement, Prerefunded, GO Limited, NATL	5.00	03/01/32	155,000	159,498

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont’d)
Hutto Independent School District, GO Unlimited, AGC	4.75	08/01/31	$600,000	$626,634
Laredo, Texas, Waterworks & Sewer System Revenue, AGM	4.25	03/01/18	100,000	102,414
Lavaca-Navidad River Authority, Series B	4.00	08/01/22	420,000	480,955
Lavaca-Navidad River Authority, Series A	4.00	08/01/22	270,000	309,185
Lockhart, Texas Certificates of Obligation, GO Limited, BAM	4.00	08/01/23	830,000	960,841
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	590,955
McKinney, Texas, Refunding, GO Limited	1.38	08/15/16	700,000	700,756
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/17	260,000	263,513
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/16	735,000	736,588
Montgomery County, Texas Municipal Utility District No 119, GO Unlimited, Series A, AGM	4.00	04/01/18	315,000	330,885
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	322,776
Olmos Park Higher Education Facilities Corp, University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	589,635
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	328,160
Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,129,819
Round Rock, Texas, GO Limited	2.00	08/15/19	465,000	481,224
Round Rock, Texas, GO Limited, AGM	4.75	08/15/25	1,460,000	1,466,773
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	465,400
San Marcos, Texas Tax & Toll Revenue, GO Limited, AGM	5.10	08/15/27	400,000	419,716
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	100,103
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	94,256
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	376,083
Texas Municipal Power Agency Revenue, Refunding, Series Sub, AGC	5.00	09/01/17	250,000	262,110
Travis County, Texas Water Control & Improvement District No. 10, GO Unlimited	2.00	08/15/19	500,000	517,290

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont’d)
University of Texas System, Series B	5.00	08/15/37	$250,000	$251,228
Victoria County, Texas Junior College District, GO Limited	3.00	08/15/16	250,000	250,758
Waxahachie, Texas, Refunding, GO Limited, AMBAC	4.20	08/01/22	500,000	519,455
Wylie, Texas Independent School District, GO Unlimited, PSF-GTD (ZCB)	0.50(1)	08/15/16	1,000,000	999,359
				28,368,643

Utah 0.97%
Davis County, Utah, GO Unlimited	5.00	02/01/19	200,000	220,996
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	241,874
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	340,000	363,780
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	328,239
				1,154,889

Virginia 0.50%
Lynchburg, Virginia, Refunding, GO Unlimited	5.00	02/01/19	540,000	598,730

Washington 5.82%
Cowlitz County, Washington, Refunding, GO Limited, Series B	3.00	04/01/17	175,000	177,963
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	202,552
Energy Northwest, Columbia Station, Unrefunded	5.00	07/01/24	755,000	755,000
Grant County, Washington Public Utility District No. 2, Series A, NATL	5.00	01/01/43	1,000,000	1,021,719
Kennewick, Washington, Refunding, GO Limited	4.00	12/01/16	470,000	476,665
Snohomish County, Washington Public Utility District No 1, Refunding	5.00	12/01/17	550,000	583,512
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,123,545
Tacoma, Washington Metropolitan Park District, GO Unlimited, Series B	4.00	12/01/19	355,000	393,308

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Washington (cont’d)
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	$150,000	$158,135
Washington State, Motor Vehicle Fuel Tax, GO Unlimited, Series C	5.00	02/01/19	830,000	920,047
Washington State, Refunding, GO Unlimited, Series A	5.00	01/01/19	1,000,000	1,105,269
				6,917,715

Wisconsin 2.56%
Johnson Creek School District, Bond Anticipation Note	3.00	03/01/20	1,000,000	1,016,859
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	619,520
Waunakee Community School District, GO Unlimited, Series A	5.00	04/01/18	250,000	268,560
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,120,559
Wisconsin State, Refunding, GO Unlimited, Series 2, AMBAC	4.13	11/01/16	25,000	25,147
				3,050,645

Total Investments 91.27%				108,581,059
(cost $106,810,116)
Other assets and liabilities, net 8.73%				10,383,714

Net Assets 100.0%				$118,964,773

(1)	Represents Yield on zero coupon bond.

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2016

Municipal Bond Ratings* Based on Total Municipal Bonds	June 30, 2016

*

Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 81.55%	Shares	Value

Advertising Agencies 2.59%
Omnicom Group, Inc.	5,839	$475,820

Aerospace/Defense 9.87%
Lockheed Martin Corp.	2,196	544,981
Northrop Grumman Corp.	3,210	713,519
Raytheon Co.	4,059	551,821
		1,810,321

Airlines 2.71%
Southwest Airlines Co.	12,687	497,457

Automotive - Cars & Light Trucks 2.01%
Ford Motor Co.	29,365	369,118

Cable/Satellite TV 3.65%
Comcast Corp., Class A	10,255	668,524

Coatings/Paint 3.25%
Sherwin-Williams Co.	2,031	596,444

Dental Supplies & Equipment 3.11%
Patterson Companies, Inc.	11,927	571,184

Distribution/Wholesale 3.03%
WW Grainger, Inc.	2,443	555,172

Food - Retail 3.16%
Kroger Co.	15,767	580,068

Food-Wholesale/Distribution 2.75%
Sysco Corp.	9,931	503,899

Hotels & Motels 2.10%
Wyndham Worldwide Corp.	5,400	384,642

Life/Health Insurance 3.30%
Aflac, Inc.	8,383	604,917

Medical - Hospitals 3.10%
Universal Health Services, Inc., Class B	4,242	568,852

Medical - Wholesale Drug Distribution 2.99%
Cardinal Health, Inc.	7,030	548,410

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Multi-line Insurance 4.00%
Hartford Financial Services Group, Inc.	8,300	$368,354
XL Group plc, Class A	10,941	364,445
		732,799

Retail - Apparel/Shoe 3.00%
Ross Stores, Inc.	9,700	549,893

Retail - Building Products 4.98%
Home Depot, Inc.	2,957	377,579
Lowe's Companies, Inc.	6,771	536,060
		913,639

Retail - Computer Equipment 2.29%
GameStop Corp., Class A	15,785	419,565

Retail - Drug Store 5.28%
CVS Health Corp.	3,966	379,705
Walgreens Boots Alliance, Inc.	7,067	588,469
		968,174

Retail - Gardening Products 3.38%
Tractor Supply Co.	6,800	620,024

Retail - Major Department Store 3.04%
TJX Companies, Inc.	7,225	557,987

Transport - Services 3.16%
United Parcel Service, Inc., Class B	5,372	578,672

Transport - Truck 2.96%
JB Hunt Transport Services, Inc.	6,700	542,231

Wireless Equipment 1.84%
Motorola Solutions, Inc.	5,112	337,238

Total Common Stocks		14,955,050
(cost $14,614,060)

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2016

Exchange-Traded Fund 0.45%	Shares	Value

REX Gold Hedged S&P 500 ETF	3,000	$82,284
(cost $78,818)

Rights 0.04%

Food - Retail 0.04%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	7,307	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	352	*#@

Total Rights		7,659
(cost $0)

Total Investments 82.04%		15,044,993
(cost $14,692,878)
Other assets and liabilities, net 17.96%		3,294,519

Net Assets 100.0%		$18,339,512

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2016

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 92.08%	Shares	Value

Aerospace/Defense 3.16%
Lockheed Martin Corp.	4,716	$1,170,370

Airlines 10.18%
Alaska Air Group, Inc.	16,875	983,644
Allegiant Travel Co., Class A	6,744	1,021,716
Hawaiian Holdings, Inc.	18,810	714,027	*
Southwest Airlines Co.	26,799	1,050,789
		3,770,176

Building & Construction Products - Miscellaneous 3.05%
Trex Company, Inc.	25,157	1,130,052	*

Coatings/Paint 3.10%
Sherwin-Williams Co.	3,902	1,145,900

Computer Services 2.56%
Manhattan Associates, Inc.	14,750	945,918	*

Consulting Services 3.98%
Gartner, Inc.	15,129	1,473,716	*

Data Processing/Management 3.17%
Jack Henry & Associates, Inc.	13,427	1,171,774

Diagnostic Kits 3.57%
IDEXX Laboratories, Inc.	14,234	1,321,769	*

Energy - Alternate Sources 0.12%
Pacific Green Energy Corp.	100,000	43,820	*#@

Finance - Commercial 0.74%
IOU Financial, Inc.	891,800	272,658	*

Finance - Credit Card 2.79%
MasterCard, Inc., Class A	11,709	1,031,095

Finance - Investment Banker/Broker 2.66%
E*TRADE Financial Corp.	42,000	986,580	*

Finance - Other Services 4.29%
MarketAxess Holdings, Inc.	10,923	1,588,204

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Food - Miscellaneous/Diversified 1.81%
Cal-Maine Foods, Inc.	15,102	$669,321

Gold Mining 0.00%
Gran Colombia Gold Corp.	500	39	*

Human Resources 2.74%
Robert Half International, Inc.	26,600	1,015,056

Internet Infrastructure Software 3.31%
F5 Networks, Inc.	10,776	1,226,740	*

Medical - Biomedical/Gene 2.62%
Regeneron Pharmaceuticals, Inc.	2,780	970,859	*

Medical - Drugs 3.01%
AbbVie, Inc.	18,000	1,114,380

Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*#@

Multimedia 3.10%
FactSet Research Systems, Inc.	7,111	1,147,858

Networking Products 3.93%
LogMeIn, Inc.	22,929	1,454,386	*

Property/Casualty Insurance 3.31%
Universal Insurance Holdings, Inc.	65,960	1,225,537

Real Estate Operating/Development 0.86%
Pacific Infrastructure Ventures, Inc., (RS)	426,533	318,492	*#@

Retail - Auto Parts 3.12%
O'Reilly Automotive, Inc.	4,260	1,154,886	*

Retail - Building Products 1.99%
Home Depot, Inc.	5,784	738,559

Retail - Mail Order 2.96%
Williams-Sonoma, Inc.	21,013	1,095,408

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Retail - Restaurants 12.75%
Papa John's International, Inc.	24,113	$1,639,684
Popeyes Louisiana Kitchen, Inc.	14,709	803,700	*
Ruth's Hospitality Group, Inc.	67,912	1,083,196
Texas Roadhouse, Inc., Class A	26,200	1,194,720
		4,721,300

Transport - Services 3.20%
United Parcel Service, Inc., Class B	10,985	1,183,304

Total Common Stocks		34,088,157
(cost $34,145,341)

Exchange-Traded Funds 0.28%

REX Gold Hedged S&P 500 ETF	3,000	82,284
SPDR S&P500 ETF Trust	100	20,953

Total Exchange-Traded Funds		103,237
(cost $98,180)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	9	*

Total Warrants		9
(cost $0)

Convertible Debentures 1.28%	Principal Amount

Gold Mining 1.28%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$372,468	212,307
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	400,971	260,631

Total Convertible Debentures		472,938
(cost $371,127)

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2016

Corporate Note 0.57%	Principal Amount	Value

Electric - Generation 0.57%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	$212,500	$212,500	#^@
(cost $212,500)

Total Investments 94.21%		34,876,841
(cost $34,827,148)
Other assets and liabilities, net 5.79%		2,142,905

Net Assets 100.0%		$37,019,746

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2016

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 75.85%	Shares	Value

Agricultural Chemicals 4.11%
PhosAgro OAO, GDR	89,100	$1,309,023
Syngenta, AG, Sponsored ADR	25,200	1,935,108
Yara International ASA	27,300	867,234
		4,111,365

Agricultural Operations 1.75%
Agriterra Ltd.	69,849,776	153,802	*+
Kernel Holding S.A.	118,800	1,595,529
		1,749,331

Automotive Truck Parts & Equipment - Original 2.01%
Lear Corp.	12,100	1,231,296
Linamar	22,000	783,653
		2,014,949

Building & Construction Products - Miscellaneous 0.96%
Owens Corning	18,600	958,272

Building Products - Cement/Aggregates 0.07%
Polaris Materials Corp.	81,500	72,545	*

Building Products - Wood 1.29%
Universal Forest Products, Inc.	13,900	1,288,391

Chemicals - Diversified 0.90%
Westlake Chemical Corp.	21,100	905,612

Chemicals - Plastics 1.05%
Sekisui Jushi	74,100	1,055,214

Coal 0.08%
Caribbean Resources Corp.	17	16,448	*+#@
Sable Mining Africa Ltd.	19,859,173	63,768	*
Walter Energy, Inc.	4,293	343	*
		80,559

Containers - Paper/Plastic 1.28%
Packaging Corporation of America	19,100	1,278,363

Diamonds/Precious Stones 1.24%
Diamond Fields International Ltd.	1,800,000	20,899	*
Lucara Diamond Corp.	451,400	1,215,892
Rockwell Diamonds, Inc., 144A	63,333	5,147	*
		1,241,938

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Diversified Minerals 3.15%
BHP Billiton Ltd., Sponsored ADR	8,900	$254,184
Canada Zinc Metals Corp.	1,000,000	150,935	*
Ciner Resources	41,000	1,148,820
Dundee Sustainable Technologies, Inc.	3,587,500	152,725	*
Encanto Potash Corp., 144A	3,000,000	220,597	*
Lundin Mining Corp.	356,800	1,204,108	*
Niocan, Inc., 144A	362,069	23,821	*
		3,155,190

Electronic Components - Semiconductors 0.80%
ON Semiconductor	91,200	804,384	*

Energy - Alternate Sources 2.85%
First Solar, Inc.	19,600	950,208	*
Pacific Green Energy Corp.	2,400,000	1,051,680	*+#@
Vestas Wind Systems A.S.	12,500	849,618
		2,851,506

Food - Miscellaneous/Diversified 2.29%
Cal-Maine Foods, Inc.	23,900	1,059,248
Ingredion, Inc.	9,500	1,229,395
		2,288,643

Forestry 1.86%
Bravern Ventures Ltd.	254,431	20,678	*#
Fibria Celulose S.A., Sponsored ADR	129,000	872,040
Western Forest Products, Inc.	613,200	968,248
		1,860,966

Gold Mining 16.94%
Chesapeake Gold Corp., 144A	52,400	218,612	*
Corona Minerals Ltd.	100,000	746	*#@
Doray Minerals Ltd.	1,845,400	1,464,777	*
Endeavour Mining Corp.	65,500	1,111,819	*
Evolution Mining	499,500	872,922
Franco-Nevada Corp.	10,000	760,600
Gran Colombia Gold Corp.	119,000	9,211	*
Kinross Gold Corp.	1	5	*
Klondex Mines Ltd.	1,767,800	6,417,417	*
Newcastle Gold Ltd.	166,666	96,753	*
NGEx Resources, Inc.	971,000	683,103
Northern Star Resources Ltd.	316,100	1,170,229
Regis Resources	394,200	1,010,010

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Richmont Mines, Inc.	148,300	$1,365,843	*
Rusoro Mining Ltd.	2,525,500	244,350	*
Sibanye Gold, Sponsored ADR	112,900	1,537,698
		16,964,095

Independent Power Producer 1.28%
Ormat Technologies	29,200	1,277,792

Investment Companies 0.42%
Atlas African Industries Ltd.	255,854,621	424,398	*+#

Machinery - General Industrial 1.12%
Chart Industries	46,700	1,126,871	*

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@

Metal - Aluminum 1.41%
Kaiser Aluminum Corp.	15,000	1,356,150
Norsk Hydro ASA, Sponsored ADR	14,000	51,240
		1,407,390

Metal - Copper 3.65%
Freeport-McMoRan, Inc.	33,300	370,962
Nevsun Resources Ltd.	341,800	1,004,892
OZ Minerals	286,800	1,230,784
Turquoise Hill Resources Ltd.	309,100	1,044,758	*
Verona Development Corp.	23,626	6,035	*
		3,657,431

Metal - Diversified 1.45%
Glencore plc	133,000	274,131
GoviEx Uranium, Inc., Class A	755,000	58,439	*
GoviEx Uranium, Inc., 144A, Class A	58,000	4,489	*
Neo Lithium Corp. (RS)	1,265,000	1,114,457	*#@
Orsu Metals Corp.	147,605	2,285	*
		1,453,801

Metal - Iron 0.01%
WAI Capital Investment Corp., 144A	292,500	5,660	*#

Mining Services 0.00%
Bounty Mining Ltd.	22,000,000	0	*#@

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Natural Resource Technology 0.14%
I-Pulse, Inc., (RS)	15,971	$137,351	*#@

Non - Ferrous Metals 0.01%
Sterling Group Ventures, Inc.	500,000	12,550	*

Oil & Gas Drilling 0.98%
Atwood Oceanics, Inc.	78,700	985,324

Oil Companies - Exploration & Production 2.63%
Africa Energy Corp.	2,110,889	220,574	*
BNK Petroleum, Inc.	416,924	93,586	*
Ivanhoe Energy, Inc.	18,719	191	*
Parex Resources	92,300	893,744	*
Range Energy Resources, Inc.	15,000,000	232,207	*
U.S. Oil Sands, Inc.	7,000,000	108,363	*
U.S. Oil Sands, Inc., 144A	9,900,000	153,257	*
Unit Corp.	59,900	932,044	*
		2,633,966

Oil Companies - Integrated 1.18%
Exxon Mobil Corp.	2,900	271,846
OMV AG	32,400	910,791
		1,182,637

Oil Refining & Marketing 2.05%
Tesoro Corp.	15,400	1,153,768
Valero Energy Corp.	17,600	897,600
		2,051,368

Paper & Related Products 1.23%
UPM-Kymmene	67,000	1,230,847

Pipelines 1.28%
EQT Midstream Partners LP	16,000	1,284,800

Poultry 1.18%
Pilgrim's Pride Corp.	46,400	1,182,272

Power Converters/Supply Equipment 0.97%
Gamesa Tecnologica S.A.	48,700	970,305

Real Estate Operating/Development 5.55%
Pacific Infrastructure Ventures, Inc., (RS)	7,443,544	5,558,094	*#@

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Steel - Producers 2.22%
POSCO, Sponsored ADR	25,500	$1,134,750
Tokyo Steel Manufacturing	197,800	1,084,231
		2,218,981

Steel - Specialty 0.96%
Sanyo Special Steel	216,000	964,367

Textile - Products 1.07%
Nitto Boseki	317,000	1,071,640

Transportation - Marine 1.46%
Nordic American Tankers	105,400	1,464,006

Transportation - Rail 0.97%
Union Pacific Corp.	11,100	968,475

Total Common Stocks		75,951,649
(cost $148,559,995)

Warrants 0.06%

Gold Mining 0.06%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	2,073	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	57,302	*
		59,375

Metal - Copper 0.00%
Catalyst Copper Corp., Warrants (February 2017)	83,333	0	*#@

Total Warrants		59,375
(cost $0)

Purchased Call Option 0.12%	Contracts

Oil Refining & Marketing 0.12%
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	300	123,000	*
(cost $239,853)

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2016

Convertible Debentures 10.13%	Principal Amount	Value

Gold Mining 10.13%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$6,818,806	$3,886,719
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	9,632,710	6,261,262

Total Convertible Debentures		10,147,981
(cost $8,027,866)

Corporate Note 2.55%

Electric - Generation 2.55%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,550,000	2,550,000	#^@
(cost $2,550,000)

Total Investments 88.71%		88,832,005
(cost $159,377,714)
Other assets and liabilities, net 11.29%		11,307,168

Net Assets 100.0%		$100,139,173

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2016

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 78.63%	Shares	Value

Advanced Materials/Products 0.71%
Nano One Materials Corp.	3,000,000	$1,277,139	*+

Agricultural Operations 0.03%
Agriterra Ltd.	24,045,300	52,945	*

Capital Pools 0.01%
Pinecrest Resources Ltd.	100,000	16,642	*

Coal 0.00%
Caribbean Resources Corp.	4	3,870	*#@

Diamonds/Precious Stones 1.65%
Lucapa Diamond Co., Ltd.	1,250,000	339,256	*
Lucara Diamond Corp.	900,000	2,424,242
Olivut Resources Ltd.	645,000	184,721	*
Rockwell Diamonds, Inc., 144A	171,667	13,952	*
		2,962,171

Diversified Minerals 7.89%
Adamera Minerals Corp.	119,543	8,790	*
Amarc Resources Ltd.	695,545	40,378	*
Auryn Resources, Inc.	1,000,000	2,399,474	*
Burey Gold Ltd.	54,500,000	2,316,831	*
Calibre Mining Corp.	4,650,000	521,886	*
Canasil Resources, Inc.	1,000,000	340,570	*
Duketon Mining Ltd.	750,000	118,253	*
Golden Reign Resources Ltd.	2,013,500	405,209	*
Indochine Mining Ltd.	10,000	17,899	*#@
Lithium Americas Corp.	5,000,000	4,218,430	*
Lithium X Energy Corp.	2,500,300	3,251,290	*
Pure Energy Minerals Ltd.	286,000	152,746	*
Terrax Minerals, Inc. (RS)	1,215,000	375,235	*#@
		14,166,991

Gold Mining 46.63%
Alexandria Minerals Corp.	7,651,675	414,581	*
Algold Resources Ltd.	5,907,500	1,463,215	*
Anfield Gold Corp., 144A (RS)	500,000	477,960	*#@
Blackham Resources Ltd.	1,534,111	778,445	*
Bonterra Resources, Inc.	1,250,000	338,635	*
California Gold Mining, Inc.	743,500	385,576	*
Canyon Resources Ltd.	10,006,593	1,007,495	*+
Chesapeake Gold Corp., 144A	192,199	801,852	*
Comstock Mining, Inc.	2,665,000	929,819	*
CopperBank Resources Corp.	6,805,418	210,702	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
CopperBank Resources Corp., 144A	174,000	$5,387	*
Corona Minerals Ltd.	1,625,000	12,119	*#@
Dacian Gold, Inc.	200,000	431,465	*
Detour Gold Corp.	10,000	250,165	*
Doray Minerals Ltd.	1,500,000	1,190,617	*
Dundee Precious Metals, Inc.	457,653	1,091,042	*
Eastmain Resources, Inc.	2,500,000	1,180,386	*
Endeavour Mining Corp.	50,000	848,717	*
Gold Standard Ventures Corp.	1,500,000	2,790,000	*
Golden Arrow Resources Corp.	1,500,000	893,997	*
Gran Colombia Gold Corp.	192,500	14,900	*
Harte Gold Corp.	3,400,000	763,187	*
IDM Mining Ltd.	5,592,500	952,320	*
IDM Mining Ltd., 144A	95,000	16,177	*
Integra Gold Corp.	5,000,000	3,096,095	*
K92 Mining Ltd.	1,000,000	843,686	*
Klondex Mines Ltd.	6,045,000	21,944,386	*
Lexam VG Gold, Inc.	2,406,501	447,045	*
Malbex Resources, Inc.	133,333	35,605	*
Mammoth Resources Corp.	4,818,000	74,585	*+
Mirasol Resources Ltd.	1,900,000	3,500,135	*
Newcastle Gold Ltd.	66,667	38,701	*
Newmarket Gold, Inc.	1,000,000	2,941,290	*
NGEx Resources, Inc.	2,000,000	1,393,243	*
Northern Star Resources Ltd.	200,000	740,417
OceanaGold Corp.	5,348	20,408
Osisko Mining, Inc.	200,000	348,311	*
Petaquilla Minerals Ltd.	2,660,000	24,295	*#
Pretium Resources, Inc.	875,000	9,797,715
Pure Gold Mining, Inc.	3,190,000	1,728,395	*
Radius Gold, Inc.	125,000	14,029	*
Red Pine Exploration, Inc. (RS)	12,000,000	1,676,536	*+#@
Redstar Gold Corp.	15,000,000	638,570	*+
Richmont Mines, Inc.	150,000	1,381,500	*
Rusoro Mining Ltd.	5,054,500	489,038	*
Rye Patch Gold Corp., 144A	6,116,873	2,177,919	*
Sandstorm Gold Ltd.	150,000	669,000	*
Seafield Resources Ltd.	1,300,000	0	*#@
Skeena Resources Ltd.	6,250,000	459,577	*
St Barbara Ltd.	1,550,000	3,414,330	*
Taurus Gold Ltd.	2,448,381	95,732	*#@
Tolima Gold, Inc.	3,250,000	25,156	*
Tolima Gold, Inc., 144A	850,000	6,579	*
TriStar Gold, Inc.	24,008,000	5,481,915	*+
Victoria Gold Corp.	3,500,000	1,381,632	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Wesdome Gold Mines Ltd.	1,062,650	$1,628,582	*
		83,763,166

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@

Metal - Copper 0.07%
Rockcliff Copper Corp.	2,620,000	116,606	*
Verona Development Corp.	1,616	413
		117,019

Metal - Diversified 10.10%
Balmoral Resources Ltd.	500,000	340,570	*
Calico Resources Corp.	4,178,500	420,454	*
Cardinal Resources Ltd.	13,490,754	3,007,036	*
Dalradian Resources, Inc.	1,500,000	1,137,815	*
First Point Minerals Corp.	2,000,000	131,584	*
Ivanhoe Mines Ltd., Class A	100,000	78,176	*
Mandalay Resources Corp.	2,500,000	2,302,721
Minera Alamos, Inc.	4,450,000	464,995	*+
Mineral Mountain Resources Ltd.	2,000,000	503,115	*
Nemaska Lithium, Inc.	725,000	746,352	*
Neo Lithium Corp. (RS)	1,735,000	1,528,524	*#@
Nevada Sunrise Gold Corp.	325,000	70,436	*
Novo Resources Corp.	1,100,000	851,426	*
Orex Minerals, Inc.	9,189,000	5,690,004	*+
Orsu Metals Corp.	1,869,220	28,937	*
Silver Bull Resources, Inc.	5,350,000	836,985	*
		18,139,130

Mining Services 0.21%
Argent Minerals Ltd.	17,100,000	384,203	*+

Non-Ferrous Metals 0.34%
Energizer Resources, Inc.	12,000,000	603,739	*

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@

Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A	12,083	3,180	*

Platinum 0.57%
Pacific North West Capital Corp.	430,555	16,663	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Platinum (cont’d)
Platinum Group Metals Ltd.	300,000	$1,007,779	*
		1,024,442

Precious Metals 8.50%
Barsele Minerals Corp.	9,243,000	5,365,726	*+
Candente Gold Corp.	4,875,000	169,801	*+
Homestake Resource Corp.	832,000	112,698	*
Kootenay Silver, Inc.	1,000,000	309,609	*
Lundin Gold, Inc.	621,052	2,658,321	*
Lundin Gold, Inc., 144A	70,000	299,625	*
Rouge Resources Ltd.	1,070,000	455,522	*
Roxgold, Inc.	3,272,500	3,875,479	*
Santana Minerals Ltd.	2,400,000	106,003	*
TMAC Resources, Inc.	2,000	23,143	*
TMAC Resources, Inc. (RS)	167,000	1,835,843	*#@
Toachi Mining, Inc.	224,500	60,819	*
		15,272,589

Silver Mining 1.92%
Fortuna Silver Mines, Inc.	225,000	1,570,500	*
MAG Silver Corp.	100,000	1,261,000	*
Santacruz Silver Mining Ltd.	1,600,000	513,952	*
Source Exploration Corp.	4,975,000	105,896	*+
		3,451,348

Total Common Stocks		141,238,574
(cost $144,430,121)

Subscription Receipts 0.75%

Gold Mining 0.75%
Rye Patch Gold Corp., Subscription Receipts (RS)	4,000,000	1,352,994	*#@
(cost $689,223)

Units 0.61%

Precious Metals 0.61%
Toachi Mining, Inc., Units (RS)	4,000,000	1,102,984	*#@
(cost $622,374)

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Warrants 1.60%	Shares	Values

Diversified Minerals 0.02%
Burey Gold Ltd., Warrants (August 2017)	3,500,000	$41,765	*

Gold Mining 0.85%
Alamos Gold, Inc., Warrants (August 2018)	110,000	42,146	*#
Algold Resources Ltd., Warrants (December 2016)	500,000	7,740	*#@
Algold Resources Ltd., Warrants (April 2018) (RS)	1,250,000	156,256	*#@
Bonterra Resources, Inc., Warrants (December 2017)	625,000	24,188	*#@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	24,188	*#@
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	269,144	*+
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*#@
Gran Colombia Gold Corp., 144A , Warrants (March 2019)	96,250	3,353	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	24,558	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	932,099	*
Osisko Mining, Inc., Warrants (August 2018)	1,000,000	46,441	*
Redstar Gold Corp., Warrants (May 2019) (RS)	2,500,000	0	*+#@
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	0	*#@
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*#@
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	282,200	0	*#@
		1,530,113

Metal - Copper 0.00%
Catalyst Copper Corp., Warrants (February 2017)	33,333	0	*#@

Metal - Diversified 0.37%
Dalradian Resources, Inc., Warrants (July 2017)	1,500,000	174,155	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	4,605	*
Mineral Mountain Resources Ltd., Warrants (October 2016)	700,000	0	*#@
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	483,765	*+#@
		662,525

Precious Metals 0.36%
Barsele Minerals Corp., Warrants (November 2017)	1,250,000	435,388	*+#@
Barsele Minerals Corp., Warrants (March 2018)	600,000	208,987	*+#@
		644,375

Silver Mining 0.00%
Source Exploration Corp., Warrants (February 2017)	2,500,000	0	*+#@

Total Warrants		2,878,778
(cost $1,080,467)

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Special Warrant 0.00%	Shares	Values

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants	600,000	$0	*#@
(cost $300,000)

Rights 0.10%

Metal - Diversified 0.10%
Cardinal Resources Ltd.	1,500,000	178,992	*
(cost $13,109)

Purchased Call Option 0.02%	Contracts

Gold Mining 0.02%
Eldorado Gold Corp., Strike Price 4.50, Expiration Jul. 2016	1,600	36,000	*
(cost $88,945)

Convertible Debentures 4.84%	Principal Amount

Gold Mining 4.84%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$8,081,240	4,606,307
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	6,276,403	4,079,662

Total Convertible Debentures		8,685,969
(cost $6,772,427)

Corporate Note 0.38%

Electric - Generation 0.38%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	680,000	680,000	#^@
(cost $680,000)

Total Investments 86.93%		156,154,291
(cost $154,676,666)
Other assets and liabilities, net 13.07%		23,470,099

Net Assets 100.0%		$179,624,390

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2016

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2016

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 71.23%	Shares	Value

Diamonds/Precious Stones 1.29%
Lucara Diamond Corp.	475,000	$1,279,461
Petra Diamonds Ltd.	275,000	424,419
		1,703,880

Gold Mining 59.37%
Agnico Eagle Mines Ltd.	50,000	2,675,000
Barrick Gold Corp.	200,000	4,270,000
Comstock Mining, Inc.	4,621,648	1,612,493	*
Detour Gold Corp.	20,000	500,329	*
Doray Minerals Ltd.	1,000,000	793,745	*
Dundee Precious Metals, Inc.	565,306	1,347,686	*
Endeavour Mining Corp.	200,000	3,394,868	*
Golden Star Resources Ltd.	1,050,000	677,250	*
Gran Colombia Gold Corp.	75,000	5,805	*
Jaguar Mining, Inc.	6,550,000	2,534,928	*+
Kirkland Lake Gold, Inc.	300,000	2,470,684	*
Klondex Mines Ltd.	4,133,688	15,005,996	*
Marlin Gold Mining Ltd.	1,375,200	553,507	*
Newmarket Gold, Inc.	1,500,000	4,411,935	*
Newmont Mining Corp.	75,000	2,934,000
Northern Star Resources Ltd.	1,135,000	4,201,867
Randgold Resources Ltd., Sponsored ADR	6,000	672,240
Richmont Mines, Inc.	300,000	2,763,000	*
Royal Gold, Inc.	20,000	1,440,400
Rye Patch Gold Corp.	70,794	25,206	*
Sandstorm Gold Ltd.	600,000	2,676,000	*
Saracen Mineral Holdings Ltd.	450,000	483,824	*
SEMAFO, Inc.	200,000	959,789	*
Silver Lake Resources Ltd.	3,000,000	1,148,741	*
St Barbara Ltd.	3,050,000	6,718,521	*
Torex Gold Resources, Inc.	2,000,000	3,575,990	*
Wesdome Gold Mines Ltd.	2,642,350	4,049,579	*
Yamana Gold, Inc.	1,250,000	6,500,000
		78,403,383

Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@

Metal - Diversified 3.16%
AuRico Metals, Inc.	500,000	394,751	*
AuRico Metals, Inc. (RS)	2,500,000	1,856,690	*#@
Mandalay Resources Corp.	2,092,300	1,927,193
		4,178,634

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Silver Mining 7.41%
Fortuna Silver Mines, Inc.	175,000	$1,221,500	*
Hecla Mining Co.	600,000	3,060,000
Santacruz Silver Mining Ltd.	2,500,000	803,050	*
Silver Wheaton Corp.	200,000	4,706,000
		9,790,550

Total Common Stocks		94,076,447
(cost $64,870,125)

Exchange-Traded Fund 1.14%

Global X Lithium ETF	60,000	1,499,402
(cost $1,312,775)

Subscription Receipts 2.56%

Gold Mining 2.56%
Rye Patch Gold Corp., Subscription Receipts (RS)	10,000,000	3,382,484	*#@
(cost $1,723,058)

Warrants 0.35%

Gold Mining 0.35%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	1,307	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	454,074	*
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	195,300	0	*#@

Total Warrants		455,381
(cost $295,705)

Purchased Call Option 0.02%	Contracts

Gold Mining 0.02%
Eldorado Gold Corp., Strike Price 4.50, Expiration Jul. 2016	1,200	27,000	*
(cost $66,708)

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2016

Convertible Debentures 3.39%	Principal Amount	Value

Gold Mining 3.39%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$3,174,154	$2,063,200
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	4,243,218	2,418,634

Total Convertible Debentures		4,481,834
(cost $3,491,890)

Corporate Notes 0.53%

Coal 0.34%
Caribbean Resources Corp., 19.25%, maturity 06/15/15	485,766	445,974	#^@

Electric - Generation 0.19%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	255,000	255,000	#^@

Total Corporate Notes		700,974
(cost $740,766)

Total Investments 79.22%		104,623,522
(cost $72,501,027)
Other assets and liabilities, net 20.78%		27,446,463

Net Assets 100.0%		$132,069,985

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2016

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 94.31%	Shares	Value

Agricultural Chemicals 1.37%
PhosAgro OAO, GDR	18,200	$268,009
Uralkali PJSC	113,800	311,244
		579,253

Agricultural Operations 1.33%
Kernel Holding S.A.	42,005	564,143

Airlines 3.18%
Aegean Airlines S.A.	50,700	350,444
Deutsche Lufthansa	28,100	330,388
easyJet plc	11,100	161,302
Ryanair Holdings plc, Sponsored ADR	2,302	160,081
Turk Hava Yollari AO	7,000	13,944	*
Wizz Air Holdings plc, 144A	15,300	328,071	*
		1,344,230

Airport Development/Maintenance 0.39%
TAV Havalimanlari Holding A.S.	38,700	166,201

Appliances 0.82%
Arcelik A.S.	52,700	346,996

Automotive - Cars & Light Trucks 1.64%
Ford Otomotiv Sanayi A.S.	46,300	492,779
Tofas Turk Otomobil Fabrikasi A.S.	24,400	200,626
		693,405

Automotive Truck Parts & Equipment 1.01%
Brembo S.p.A	7,730	425,814

Automotive Truck Parts & Equipment - Replacement 0.49%
Ege Endustri ve Ticaret A.S.	2,500	206,475

Building & Construction - Miscellaneous 1.45%
Budimex S.A.	14,100	615,201

Building Products - Cement/Aggregates 0.23%
Cimsa Cimento Sanayi VE Ticaret	18,500	97,412

Cellular Telecommunication 3.10%
MegaFon PJSC, GDR	20,600	215,122
Mobile TeleSystems OJSC, Sponsored ADR	79,200	655,776
Turkcell Iletisim Hizmetleri A.S.	75,000	275,738

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Cellular Telecommunication (cont’d)
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	17,897	$163,758	*
		1,310,394

Chemicals - Diversified 0.83%
Petkim Petrokimya Holding A.S.	264,000	352,758

Chemicals - Fibers 0.76%
Aksa Akrilik Kimya Sanayii A.S.	83,000	222,019
Lenzing AG	1,100	101,696
		323,715

Chemicals - Specialty 1.07%
Soda Sanayii A.S.	287,000	454,971

Commercial Banks - Non US 20.06%
Akbank T.A.S.	194,000	556,027
Akbank T.A.S., Sponsored ADR	17,500	99,400
Alpha Bank AE	170,700	319,852	*
Banca Transilvania S.A.	894,251	457,024
Bank Pekao S.A.	7,000	244,400
Bank Zachodni WBK S.A.	3,300	220,679
BRD-Groupe Societe Generale S.A.	147,000	353,632
Eurobank Ergasias S.A.	212,000	134,201	*
Komercni Banka A.S.	7,500	281,206
National Bank of Greece	662,000	146,865	*
OTP Bank plc	22,850	511,323
Powszechna Kasa Oszczednosci Bank Polski S.A.	40,000	237,095
Sberbank of Russia, Sponsored ADR	400,000	3,492,000
Turkiye Garanti Bankasi A.S.	170,000	449,044
Turkiye Halk Bankasi A.S.	64,400	191,663
Turkiye Is Bankasi, Class C	28,959	46,003
Turkiye Vakiflar Bankasi TAO, Class D	50,000	78,520
VTB Bank PJSC, GDR	186,867	386,633
Yapi ve Kredi Bankasi A.S.	208,000	288,379
		8,493,946

Computer Services 1.28%
Asseco Poland S.A.	24,700	327,591
Luxoft Holding, Inc., Class A	4,100	213,282	*
		540,873

Distribution/Wholesale 0.74%
Neuca S.A.	3,570	311,959

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Diversified Operations 0.20%
KOC Holding A.S.	18,456	$84,404

Electric - Distribution 0.40%
Electrica S.A.	42,700	137,639
Energa S.A.	12,200	29,485
		167,124

Electric - Generation 1.54%
CEZ A.S.	4,868	83,048
Inter RAO UES PJSC	14,400,000	568,313
		651,361

Electric - Integrated 0.77%
Public Power Corporation S.A.	96,500	265,688
RusHydro PJSC, Sponsored ADR	66,942	61,420
		327,108

Electric - Transmission 0.63%
Transelectrica S.A.	39,300	266,700

Electronics - Military 0.67%
Safran S.A.	4,180	281,490

Enterprise Software/Services 0.52%
Logo Yazilim Sanayi Ve Ticaret	12,700	218,432	*

Entertainment Software 0.48%
CD Projekt S.A.	29,000	201,983	*

Finance - Other Services 0.43%
Moscow Exchange MICEX-RTS PJSC	104,000	182,987

Food - Confectionery 0.11%
Ulker Biskuvi Sanayi A.S.	6,500	47,499

Food - Miscellaneous/Diversified 0.68%
Ros Agro plc, GDR	19,400	287,348

Food - Retail 1.95%
BIM Birlesik Magazalar A.S.	11,200	218,426
Magnit PJSC, Sponsored GDR	18,200	606,771
		825,197

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Food - Wholesale/Distribution 1.02%
Eurocash S.A.	36,700	$430,036

Gambling (Non-Hotel) 1.00%
OPAP S.A.	60,600	422,355

Gold Mining 0.53%
Dundee Precious Metals, Inc.	44,041	104,993	*
Eldorado Gold Corp.	18,500	83,250
Koza Altin Isletmeleri A.S.	8,500	37,689	*
		225,932

Machinery - Farm 0.96%
Turk Traktor ve Ziraat Makineleri A.S.	13,931	406,972

Medical - Drugs 0.56%
Richter Gedeon Nyrt	11,900	236,692

Metal - Diversified 1.13%
KGHM Polska Miedz S.A.	10,000	168,767
MMC Norilsk Nickel PJSC, Sponsored ADR	18,500	247,345
Orsu Metals Corp.	4,025,000	62,309	*
		478,421

Metal - Iron 1.15%
Magnitogorsk Iron & Steel Works OJSC, GDR	100,200	487,922

Miscellaneous Manufacturing 0.86%
RHI AG	18,900	363,661

Multi-line Insurance 0.37%
Vienna Insurance Group Wiener Versicherung Gruppe AG	8,200	155,734

Oil Companies - Exploration & Production 1.05%
Novatek OAO, GDR	3,099	317,062
Societatea Nationala de Gaze Naturale ROMGAZ	21,000	129,454
		446,516

Oil Companies - Integrated 20.65%
Gazprom OAO, Sponsored ADR	576,000	2,489,853
Lukoil PJSC, Sponsored ADR	66,800	2,787,564
MOL Hungarian Oil & Gas plc	9,000	521,019
Polskie Gornictwo Naftowe i Gazownictwo S.A.	359,000	511,803
Rosneft OAO, GDR	192,000	987,800
Surgutneftegas OAO, Sponsored ADR	44,160	226,541

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Oil Companies - Integrated (cont’d)
Tatneft PAO, Sponsored ADR	40,000	$1,218,800
		8,743,380

Oil Refining & Marketing 3.73%
Aygaz A.S.	68,500	266,185
Motor Oil Hellas Corinth Refineries S.A.	37,500	410,298
Polski Koncern Naftowy Orlen S.A.	37,200	653,436
Tupras Turkiye Petrol Rafinerileri A.S.	11,300	250,858
		1,580,777

Precious Metals 0.43%
Polymetal International PLC	13,000	182,179

Property/Casualty Insurance 0.49%
Powszechny Zaklad Ubezpieczen S.A.	28,300	206,229

Regional Banks - Non US 0.90%
Moneta Money Bank A.S., 144A	130,000	382,765	*

Retail - Jewelry 0.62%
Pandora A/S	1,915	260,822

Retail - Restaurants 0.64%
AmRest Holdings S.E.	4,900	272,123	*

Rubber - Tires 0.41%
Goodyear Lastikleri A.S.	151,791	175,584

Steel - Producers 1.99%
Eregli Demir ve Celik Fabrikalari T.A.S.	396,500	560,885
Severstal PAO PJSC, GDR	25,700	283,006
		843,891

Telecom Services 2.66%
Netia S.A.	355,000	371,534
O2 Czech Republic a.s.	16,100	143,258
Sistema, GDR	60,300	454,562
Turk Telekomunikasyon A.S.	75,200	158,509
		1,127,863

Telephone - Integrated 2.96%
Hellenic Telecommunications Organization S.A.	57,100	521,707
Magyar Telekom Telecommunications	181,500	284,664
Rostelecom PJSC	310,000	446,687
		1,253,058

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Tobacco 0.53%
Philip Morris CR A.S.	440	$222,425

Transportation - Services 0.92%
Oesterreichische Post AG	12,050	389,136

Web Portals/ISP 0.62%
Yandex, Class A	12,000	262,200	*

Total Common Stocks		39,926,052
(cost $42,603,618)

Exchange-Traded Fund 1.72%

Direxion Daily Russia Bull 3x Shares	12,400	727,632
(cost $814,946)

Purchased Call Option 0.48%	Contracts

Exchange - Traded Fund 0.48%
VanEck Vectors Russia ETF, Strike Price 18.00, Expiration Jan. 2017	1,500	201,000	*
(cost $266,688)

Corporate Note 0.16%	Principal Amount

Transportation - Services 0.16%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,345,845	69,307	*^#@
(cost $1,350,345)

Total Investments 96.67%		40,923,991
(cost $45,035,597)
Other assets and liabilities, net 3.33%		1,410,235

Net Assets 100.0%		$42,334,226

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2016

Country Distribution* Based on Total Investments	June 30, 2016

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks 78.31%	Shares	Value

Airlines 0.92%
Air China Ltd., H shares	220,000	$151,248

Apparel Manufacturers 1.39%
Cosmo Lady China Holdings Co., Ltd., 144A	182,000	93,429
Regina Miracle International Holdings Ltd., 144A	101,000	134,026	*
		227,455

Automotive - Cars & Light Trucks 6.61%
Geely Automobile Holdings Ltd.	866,000	472,353
Great Wall Motor Co., Ltd., H shares	34,500	28,844
Guangzhou Automobile Group Co., Ltd., H shares	485,000	582,000
		1,083,197

Automotive/Truck Parts & Equipment - Original 0.09%
Nexteer Automotive Group Ltd.	16,000	14,642

Batteries/Battery Systems 0.34%
Tianneng Power International Ltd.	82,000	55,747

Cellular Telecommunication 1.91%
SmarTone Telecommunications Holdings Ltd.	175,000	312,688

Commercial Banks - Non US 3.62%
Bank Mandiri Persero Tbk PT	94,000	68,024
Bank Rakyat Indonesia Persero Tbk PT	165,000	135,767
China Merchants Bank Co., Ltd., H shares	35,000	78,964
Huishang Bank Corp., Ltd., H shares	685,000	310,368
		593,123

Commercial Services 0.30%
Goldpac Group Ltd.	173,000	48,803

Computers 0.46%
Foxconn Technology Co., Ltd.	32,000	75,590

Cosmetics & Toiletries 1.04%
AMOREPACIFIC Group	585	85,845
L'Occitane International S.A.	41,000	83,979
		169,824

Diversified Financial Services 0.62%
China Galaxy Securities Co., Ltd., H shares	113,000	101,978

Electric - Generation 0.41%
Energy Development Corp.	576,000	67,982

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Electronic Components - Miscellaneous 2.03%
Cowell e Holdings, Inc.	260,000	$91,336	*
Hon Hai Precision Industry Co., Ltd.	60,000	154,577
Micro-Star International Co.	47,000	86,809
		332,722

Electronic Components - Semiconductors 0.48%
Phison Electronics Corp.	9,000	78,010

Energy - Alternate Sources 0.38%
Gigasolar Materials Corp.	4,000	62,044

Enterprise Software/Services 0.72%
Silverlake Axis Ltd.	160,000	61,407
Sinosoft Technology Group Ltd.	100,000	56,938
		118,345

Entertainment Software 0.59%
NetEase, Inc., Sponsored ADR	500	96,610

Finance - Investment Banker/Broker 4.73%
Central China Securities Co., Ltd., H shares	282,000	122,197
CITIC Securities Co., Ltd., H shares	225,000	499,253
Haitong Securities Co., Ltd., H shares	90,000	153,349
		774,799

Food - Confectionery 0.85%
Dali Foods Group Co., Ltd., 144A	244,000	139,029

Food - Dairy Products 0.90%
China Shengmu Organic Milk Ltd., 144A	710,000	148,125	*

Gas - Distribution 1.11%
China Resources Gas Group Ltd.	60,000	182,468

Internet Application Software 6.16%
Tencent Holdings Ltd.	44,000	1,009,346

Internet Content - Entertainment 0.87%
Com2uS Corp.	1,242	142,705	*

Internet Financial Services 0.24%
China Finance Online Co., Ltd., Sponsored ADR	8,500	39,780	*

Investment Management/Advisory Services 2.66%
GF Securities Co., Ltd., H shares	190,000	435,773

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Life/Health Insurance 1.99%
Bangkok Life Assurance PCL NVDR	66,000	$70,202
China Life Insurance Co., Ltd.	20,000	15,570
China Pacific Insurance Group Co., Ltd., H shares	71,000	240,630
		326,402

Medical - Biomedical/Gene 0.69%
3SBio, Inc., 144A	109,000	112,475	*

Medical - Drugs 1.70%
Livzon Pharmaceutical Group, Inc., H shares	33,000	149,258
Sino Biopharmaceutical Ltd.	196,000	128,639
		277,897

Medical - Hospitals 2.26%
Phoenix Healthcare Group Co., Ltd.	266,000	370,003

Metal Processors & Fabricators 0.90%
Catcher Technology Co., Ltd.	10,000	74,562
STP & I PCL NVDR	256,000	73,167
		147,729

Non - Ferrous Metals 0.08%
Sterling Group Ventures, Inc.	500,000	12,550	*

Optical Supplies 0.41%
St. Shine Optical	3,000	67,794

Photo Equipment & Supplies 3.37%
Sunny Optical Technology Group Co., Ltd.	157,000	552,773

Power Converters/Supply Equipment 4.05%
Boer Power Holdings Ltd.	253,000	111,096
China High Speed Transmission Equipment Group Co., Ltd.	354,000	285,203
Xinjiang Goldwind Science & Technology Co., Ltd., H shares	195,000	268,263
		664,562

Property/Casualty Insurance 4.83%
Dongbu Insurance Co., Ltd.	1,700	102,324
Hyundai Marine & Fire Insurance Co., Ltd.	2,581	65,814
Meritz Fire & Marine Insurance Co., Ltd.	5,357	68,628
People's Insurance Group of China Ltd., H shares	357,000	137,439
PICC Property & Casualty Co., Ltd., H shares	265,000	417,811
		792,016

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Public Thoroughfares 1.23%
Zhejiang Expressway Co., Ltd., H shares	214,000	$202,450

Real Estate Operating/Development 5.99%
China Vanke Co., Ltd., H shares	35,000	69,118
Farglory Land Development Co.	64,000	74,093
Future Land Development Holdings Ltd.	1,060,000	137,424
Highwealth Construction Corp.	75,000	124,079
Pakuwon Jati Tbk PT	12,285,000	576,672
		981,386

Reinsurance 0.40%
Korean Reinsurance Co.	6,145	65,375

Retail - Apparel/Shoe 1.54%
ANTA Sports Products Ltd.	125,000	251,893

Retail - Building Products 0.54%
Home Product Center PCL NVDR	313,000	88,485

Semiconductor Components - Integrated Circuits 0.86%
Powertech Technology, Inc.	32,000	71,449
Semiconductor Manufacturing International Corp.	857,000	69,031	*
		140,480

Semiconductor Equipment 0.71%
Wonik IPS Co., Ltd.	8,999	116,204	*

Telecom Services 3.48%
PCCW Ltd.	850,000	571,158

Textile - Apparel 1.55%
Eclat Textile Ltd.	5,000	48,489
Texhong Textile Group Ltd.	218,000	206,222
		254,711

Therapeutics 0.89%
Dawnrays Pharmaceutical (Holdings) Ltd.	190,000	145,798

Water Treatment Systems 0.90%
CT Environmental Group Ltd.	510,000	148,378

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2016

Common Stocks (cont’d)	Shares	Value

Web Portals/ISP 0.51%
NAVER Corp.	134	$83,015

Total Common Stocks		12,835,567
(cost $12,509,163)

Exchange-Traded Fund 0.01%

iShares MSCI Hong Kong ETF	100	1,958
(cost $2,022)

Total Investments 78.32%		12,837,525
(cost $12,511,185)
Other assets and liabilities, net 21.68%		3,553,565

Net Assets 100.0%		$16,391,090

Country Distribution* Based on Total Investments	June 30, 2016

*	Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2016

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest payments and/or principal payments. Rate shown represents the last coupon rate prior to default.
ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Insurance Corporation
CIFG	CIFG Assurance North America Incorporated
GDR	Global Depositary Receipt
GO	General Obligation Bond
NATL	National Public Finance Guarantee Corporation
NVDR	Non-voting Depositary Receipt
PSF-GTD	Texas Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RS	Restricted Security. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
ZCB	Zero Coupon Bond
@
Security was fair valued at June 30, 2016, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2016, were 0.04% of All American Equity Fund, 1.55% of Holmes Macro Trends Fund, 10.41% of Global Resources Fund, 5.85% of World Precious Minerals Fund, 4.50% of Gold and Precious Metals Fund, and 0.16% of Emerging Europe Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities.

144A
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2016 amounted to $9, 0.00%, of Holmes Macro Trends Fund, $690,958, 0.69%, of Global Resources Fund, $4,314,307, 2.40%, of World Precious Minerals Fund, $1,307, 0.00%, of Gold and Precious Metals Fund, $710,836, 1.68%, of Emerging Europe Fund and $627,084, 3.83%, of China Region Fund.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2016.

Principal amounts are in U.S. dollars unless otherwise noted.

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and

Notes to Portfolios of Investments (unaudited)	June 30, 2016

minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	June 30, 2016

The following table summarizes the valuation of each Fund’s securities as of June 30, 2016, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$56,854,826	$—	$56,854,826
Total	$—	$56,854,826	$—	$56,854,826
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$108,581,059	$—	$108,581,059
Total	$—	$108,581,059	$—	$108,581,059
All American Equity Fund
Investments in Securities*
Common Stocks	$14,955,050	$—	$—	$14,955,050
Exchange-Traded Fund	82,284	—	—	82,284
Rights	—	—	7,659	7,659
Total	$15,037,334	$—	$7,659	$15,044,993
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$43,820	$43,820
Medical - Hospitals	—	—	—	—
Real Estate Operating/Development	—	—	318,492	318,492
All Other Common Stocks	33,725,845	—	—	33,725,845
Exchange-Traded Funds	103,237	—	—	103,237
Warrants	—	9	—	9
Convertible Debentures	—	472,938	—	472,938
Corporate Note	—	—	212,500	212,500
Total	$33,829,082	$472,947	$574,812	$34,876,841
Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$2,305,015	$1,806,350	$—	$4,111,365
Agricultural Operations	—	1,749,331	—	1,749,331
Chemicals - Plastics	—	1,055,214	—	1,055,214
Coal	343	63,768	16,448	80,559
Diversified Minerals	3,131,369	23,821	—	3,155,190
Energy - Alternate Sources	950,208	849,618	1,051,680	2,851,506
Forestry	1,840,288	20,678	—	1,860,966
Gold Mining	12,117,585	4,845,764	746	16,964,095
Investment Companies	—	424,398	—	424,398
Machinery - General Industrial	1,126,871	—	—	1,126,871
Medical - Hospitals	—	—	—	—
Metal - Copper	2,426,647	1,230,784	—	3,657,431
Metal - Diversified	2,285	337,059	1,114,457	1,453,801

Notes to Portfolios of Investments (unaudited)	June 30, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Investments in Securities* (cont’d)
Common Stocks: (cont’d)
Mining Services	$—	$—	$—	$—
Natural Resource Technology	—	—	137,351	137,351
Non - Ferrous Metals	—	12,550	—	12,550
Oil Companies - Integrated	271,846	910,791	—	1,182,637
Paper & Related Products	—	1,230,847	—	1,230,847
Power Converters/Supply Equipment	—	970,305	—	970,305
Real Estate Operating/Development	—	—	5,558,094	5,558,094
Steel - Producers	1,134,750	1,084,231	—	2,218,981
Steel - Specialty	—	964,367	—	964,367
Textile - Products	—	1,071,640	—	1,071,640
All Other Common Stocks	24,114,150	—	—	24,114,150
Warrants	—	59,375	—	59,375
Purchased Call Option	—	123,000	—	123,000
Convertible Debentures	—	10,147,981	—	10,147,981
Corporate Note	—	—	2,550,000	2,550,000
Total	$49,421,357	$28,981,872	$10,428,776	$88,832,005
World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$52,945	$—	$52,945
Capital Pools	—	16,642	—	16,642
Coal	—	—	3,870	3,870
Diamonds/Precious Stones	2,622,915	339,256	—	2,962,171
Diversified Minerals	13,655,604	493,488	17,899	14,166,991
Gold Mining	74,909,940	8,745,375	107,851	83,763,166
Medical - Hospitals	—	—	—	—
Metal - Diversified	13,603,570	3,007,036	1,528,524	18,139,130
Mining Services	—	384,203	—	384,203
Oil Companies - Exploration & Production	—	—	—	—
Precious Metals	13,330,743	1,941,846	—	15,272,589
All Other Common Stocks	6,476,867	—	—	6,476,867
Subscription Receipts	—	1,352,994	—	1,352,994
Units	—	1,102,984	—	1,102,984
Warrants:
Diversified Minerals	—	41,765	—	41,765
Gold Mining	42,146	1,487,967	—	1,530,113
Metal - Copper	—	—	—	—
Metal - Diversified	—	662,525	—	662,525
Precious Metals	—	644,375	—	644,375
Silver Mining	—	—	—	—
Special Warrant	—	—	—	—
Rights	178,992	—	—	178,992
Purchased Call Option	—	36,000	—	36,000

Notes to Portfolios of Investments (unaudited)	June 30, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund (cont’d)
Investments in Securities* (cont’d)
Convertible Debentures	$—	$8,685,969	$—	$8,685,969
Corporate Note	—	—	680,000	680,000
Total	$124,820,777	$28,995,370	$2,338,144	$156,154,291
Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$65,056,685	$13,346,698	$—	$78,403,383
Medical - Hospitals	—	—	—	—
Metal - Diversified	1,927,193	2,251,441	—	4,178,634
All Other Common Stocks	11,494,430	—	—	11,494,430
Exchange Traded Fund	1,499,402	—	—	1,499,402
Subscription Receipts	—	3,382,484	—	3,382,484
Warrants	—	455,381	—	455,381
Purchased Call Option	—	27,000	—	27,000
Convertible Debentures	—	4,481,834	—	4,481,834
Corporate Notes	—	—	700,974	700,974
Total	$79,977,710	$23,944,838	$700,974	$104,623,522
Emerging Europe Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$49,128	$530,125	$—	$579,253
Airlines	160,081	1,184,149	—	1,344,230
Cellular Telecommunication	871,748	438,646	—	1,310,394
Commercial Banks - Non US	3,591,400	4,902,546	—	8,493,946
Computer Services	213,282	327,591	—	540,873
Food - Retail	110,019	715,178	—	825,197
Gold Mining	188,243	37,689	—	225,932
Metal - Diversified	309,654	168,767	—	478,421
Oil Companies - Integrated	4,700,545	4,042,835	—	8,743,380
Steel - Producers	283,006	560,885	—	843,891
Telecom Services	207,304	920,559	—	1,127,863
Web Portals/ISP	262,200	—	—	262,200
All Other Common Stocks	—	15,150,472	—	15,150,472
Exchange-Traded Fund	727,632	—	—	727,632
Purchased Call Option	—	201,000	—	201,000
Corporate Note	—	—	69,307	69,307
Total	$11,674,242	$29,180,442	$69,307	$40,923,991
China Region Fund
Investments in Securities*
Common Stocks:
Entertainment Software	$96,610	$—	$—	$96,610
Internet Financial Services	39,780	—	—	39,780
All Other Common Stocks	—	12,699,177	—	12,699,177
Exchange-Traded Fund	1,958	—	—	1,958
Total	$138,348	$12,699,177	$—	$12,837,525

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

Notes to Portfolios of Investments (unaudited)	June 30, 2016

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2016, through June 30, 2016:

Fund	Transfers From Level 1 to Level 2*	Transfers From Level 2 to Level 1*
Global Resources Fund	$—	$246,620	(1)
World Precious Minerals Fund	—	2,440,086	(1)
Gold and Precious Metals Fund	—	424,419	(1)
Emerging Europe Fund	—	445,239	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2016, through June 30, 2016:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/15	$7,659	$7,659
Ending Balance 06/30/16	$7,659	$7,659

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$—	$—

	Common Stocks	Convertible Debentures	Corporate Note	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/15	$349,510	$190,575	$212,500	$752,585
Purchases	—	211,750	—	211,750
Sales	—	(211,750)	—	(211,750)
Total realized gain (loss)	—	(167,750)	—	(167,750)
Net change in unrealized appreciation (depreciation)	12,802	249,835	—	262,637
Transfers out of Level 3*	—	(272,660)	—	(272,660)
Ending Balance 06/30/16	$362,312	$—	$212,500	$574,812

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$12,802	$—	$—	$12,802

Notes to Portfolios of Investments (unaudited)	June 30, 2016

	Common Stocks	Convertible Debentures	Corporate Note	Total
Global Resources Fund
Beginning Balance 12/31/15	$6,751,495	$4,428,765	$2,550,000	$13,730,260
Purchases	1,114,457	4,941,764	—	6,056,221
Sales	—	(4,920,850)	—	(4,920,850)
Total realized gain (loss)	—	(3,901,360)	—	(3,901,360)
Net change in unrealized appreciation (depreciation)	(3,624)	5,811,838	—	5,808,214
Transfers into Level 3*	16,448	—	—	16,448
Transfers out of Level 3*	—	(6,360,157)	—	(6,360,157)
Ending Balance 06/30/16	$7,878,776	$—	$2,550,000	$10,428,776

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$(3,624)	$—	$—	$(3,624)

	Common Stocks	Warrants	Special Warrants	Convertible Debentures	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/15	$72,013	$—	$—	$2,999,700	$680,000	$3,751,713
Purchases	1,528,524	—	—	3,333,000	—	4,861,524
Sales	—	—	—	(3,333,000)	—	(3,333,000)
Total realized gain (loss)	—	—	—	(2,644,400)	—	(2,644,400)
Net change in unrealized appreciation (depreciation)	53,737	—	—	3,936,454	—	3,990,191
Transfers into Level 3*	3,870	—	—	—	—	3,870
Transfers out of Level 3*	—	—	—	(4,291,754)	—	(4,291,754)
Ending Balance 06/30/16	$1,658,144	$—	$—	$—	$680,000	$2,338,144

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$53,737	$—	$—	$—	$—	$53,737

	Common Stocks	Warrants	Convertible Debentures	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/15	$—	$—	$1,517,175	$740,766	$2,257,941
Purchases	—	—	1,685,750	—	1,685,750
Sales	—	—	(1,685,750)	—	(1,685,750)
Total realized gain (loss)	—	—	(1,333,310)	—	(1,333,310)
Net change in unrealized appreciation (depreciation)	—	—	1,986,800	(39,792)	1,947,008
Transfers out of Level 3*	—	—	(2,170,665)	—	(2,170,665)
Ending Balance 06/30/16	$—	$—	$—	$700,974	$700,974

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$—	$—	$—	$(39,792)	$(39,792)

Notes to Portfolios of Investments (unaudited)	June 30, 2016

	Corporate Note	Total
Emerging Europe Fund
Beginning Balance 12/31/15	$60,525	$60,525
Net change in unrealized appreciation (depreciation)	8,782	8,782
Ending Balance 06/30/16	$69,307	$69,307

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$8,782	$8,782

	Common Stocks	Total
China Region Fund
Beginning Balance 12/31/15	$233,670	$233,670
Sales	(91,764)	(91,764)
Total realized gain (loss)	(4,549)	(4,549)
Net change in unrealized appreciation (depreciation)	(51,469)	(51,469)
Transfers out of Level 3*	(85,888)	(85,888)
Ending Balance 06/30/16	$—	$—

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/16(1)	$—	$—

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2016.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at period-end are as follows:

	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$7,659	Market Transaction(1)	Discount	0%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	43,820	Market Transaction(1)	Discount	56% - 100% discount (58% discount)
Common Stocks	318,492	Method of Comparables Pricing(2)	Multiples	4.1 - 12.3(6.3)
Corporate Note	212,500	Market Transaction(1)	Discount	0%

Notes to Portfolios of Investments (unaudited)	June 30, 2016

	Fair Value at 06/30/16	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Global Resources Fund
Investments in Securities
Common Stocks	$2,320,682	Market Transaction(1)	Discount	100% discount - 13% premum (40% discount)
Common Stocks	5,558,094	Method of Comparables Pricing(2)	Multiples	4.1 - 12.3(6.3)
Corporate Note	2,550,000	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	1,658,144	Market Transaction(1)	Discount	100% discount - 96% premium (44% discount)
Warrants	—	Market Transaction(1)	Discount	100%
Special Warrants	—	Market Transaction(1)	Discount	100%
Corporate Note	680,000	Market Transaction(1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	—	Market Transaction(1)	Discount	100%
Warrants	—	Market Transaction(1)	Discount	100%
Corporate Notes	700,974	Market Transaction(1)	Discount	0% - 8% discount (5% discount)

Emerging Europe Fund
Investments in Securities
Corporate Note	69,307	Market Transaction(1)	Discount	95%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)

The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (unaudited)	June 30, 2016

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2016.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2015	Additions	Reductions	June 30, 2016
Agriterra Ltd.	69,849,776	—	—	69,849,776
Atlas African Industries Ltd.(a)	42,993,083	212,861,538	—	255,854,621
Caribbean Resources Corp.(b)	4,362,314	—	(4,362,297)	17
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

At June 30, 2016, the value of investments in affiliated companies was $1,646,328, representing 1.64% of net assets, and the total cost was $39,515,467. Net realized losses on transactions were $24,070 and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2015	Additions	Redemptions	June 30, 2016
Argent Minerals Ltd.	17,100,000	—	—	17,100,000
Barsele Minerals Corp.	9,411,500	331,500	(500,000)	9,243,000
Barsele Minerals Corp., Warrants	1,850,000	—	—	1,850,000
Candente Gold Corp.	4,875,000	—	—	4,875,000
Canyon Resources Ltd.	10,006,593	—	—	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	—	—	6,168,864
Cardinal Resources Ltd.	9,000,000	4,493,454	(2,700)	13,490,754	(c)
Cardinal Resources Ltd., Rights	1,500,000	—	—	1,500,000	(c)
Mammoth Resources Corp.	2,818,000	2,000,000	—	4,818,000
Minera Alamos, Inc.	—	4,450,000	—	4,450,000
Mineral Mountain Resources Ltd.	10,000,000	—	(8,000,000)	2,000,000	(c)
Mineral Mountain Resources Ltd., Warrants	3,500,000	—	(2,800,000)	700,000	(c)
Nano One Materials Corp.	—	3,000,000	—	3,000,000
Orex Minerals, Inc.	9,510,000	1,338,500	(1,659,500)	9,189,000
Orex Minerals, Inc., Warrants	1,850,000	—	(600,000)	1,250,000
Red Pine Exploration, Inc.	—	12,000,000	—	12,000,000
Redstar Gold Corp.	8,797,714	6,202,286	—	15,000,000
Redstar Gold Corp., Warrants	—	2,500,000	—	2,500,000
Source Exploration Corp.	4,975,000	—	—	4,975,000
Source Exploration Corp., Warrants	2,500,000	—	—	2,500,000
TriStar Gold, Inc.	17,994,000	6,248,500	(234,500)	24,008,000

Notes to Portfolios of Investments (unaudited)	June 30, 2016

At June 30, 2016, the value of investments in affiliated companies was $23,734,149, representing 13.21% of net assets, and the total cost was $12,475,078. Net realized gains on transactions were $458,566, and there was no income earned for the period.

	Shares of Affiliated Companies
Gold and Precious Metals Fund	December 31, 2015	Additions	Redemptions	June 30, 2016
Jaguar Mining, Inc.	—	6,550,000	—	6,550,000

At June 30, 2016, the total value of investments in affiliated companies was $2,534,928 representing 1.92% of net assets, and the total cost was $1,691,245. There was no realized gain (loss) on transactions and no income earned for the period.

(a)	Effective March 17, 2016, Atlas Development & Support Services Ltd.’s name was changed to Atlas African Industries Ltd.

(b)	Effective February 10, 2016, Pacific Coal Resources Ltd.’s name was changed to Caribbean Resources Corp.

(c)	At June 30, 2016, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions, other than Rule 144A Securities, on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of June 30, 2016, the total cost of restricted securities was $639,125, and the total value was $530,992, representing 1.43% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc.	10/04/07	$1.88
Neo Lithium Corp.	05/12/16	$0.77
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of June 30, 2016, the total cost of restricted securities was $11,009,245, and the total value was $9,359,902, representing 9.35% of net assets.

Notes to Portfolios of Investments (unaudited)	June 30, 2016

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Algold Resources Ltd., Warrants (April 2018)	03/29/16	$0.00
Anfield Gold Corp.	05/20/16	$0.63
Neo Lithium Corp.	05/12/16	$0.77
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Red Pine Exploration, Inc.	06/02/16	$0.05
Redstar Gold Corp., Warrants (May 2019)	05/24/16	$0.00
Rye Patch Gold Corp., Subscription Receipts	06/07/16	$0.17
Terrax Minerals, Inc.	04/14/16	$0.23
TMAC Resources, Inc.	03/18/16	$6.14
Toachi Mining, Inc., Units	06/14/16	$0.15

As of June 30, 2016, the total cost of restricted securities was $5,564,901, and the total value was $9,186,332, representing 5.11% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
AuRico Metals, Inc.	04/05/16	$0.54
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Rye Patch Gold Corp., Subscription Receipts	06/07/16	$0.35

As of June 30, 2016, the total cost of restricted securities was $3,307,895, and the total value was $5,494,174, representing 4.16% of net assets.

Statements of Assets and Liabilities (unaudited)

U.S. Government Securities Ultra-Short Bond Fund

Investments, at identified cost	$56,583,010

Assets
Investments, at value:
Securities of unaffiliated issuers	$56,854,826
Cash	1,329,806
Receivables:
Dividends and interest	97,087
Capital shares sold	37,986
From adviser	1,936
Investments sold	—
Other assets	16,396
Total Assets	58,338,037

Liabilities
Payables:
Capital shares redeemed	10,996
Adviser	—
Investments purchased	—
Accounts payable and accrued expenses	49,790
Total Liabilities	60,786

Net Assets	$58,277,251

Net Assets Consist of:
Paid-in-capital	$57,989,266
Accumulated undistributed (distributions in excess of) net investment income/accumulated net investment loss	32
Accumulated net realized gains (losses) from investment transactions and other assets and liabilities denominated in foreign currencies	16,137
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	271,816
Net assets applicable to capital shares outstanding	$58,277,251

By share class

Net Assets
Investor Class	$58,277,251

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	29,025,275

Net Asset Value, Public Offering Price, Redemption Price, per share
Investor Class	$2.01

*	Redemption price per share may vary depending on length of time shares are held. See Note 1 H.

See accompanying notes to financial statements.

June 30, 2016

Near-Term Tax Free Fund	All American Equity Fund		Holmes Macro Trends Fund

$106,810,116	$14,692,878		$34,827,148

$108,581,059	$15,044,993		$34,876,841
9,285,136	3,312,968		1,168,460

1,197,038	14,642		28,706
430,596	1,096		698
—	—		—
—	506,033		1,035,661
23,841	12,814		13,909
119,517,670	18,892,546		37,124,275

89,602	550		1,275
1,291	8,727		23,595
401,500	490,968		6,703
60,504	52,789		72,956
552,897	553,034		104,529

$118,964,773	$18,339,512		$37,019,746

$117,576,530	$19,011,408		$36,997,508
(7)	27,972		(99,493)
(382,693)	(1,051,983)		72,038
1,770,943	352,115		49,693
$118,964,773	$18,339,512		$37,019,746

$118,964,773	$18,339,512		$37,019,746

52,684,704	772,848		2,087,175

$2.26	$23.73	*	$17.74	*

Statements of Assets and Liabilities (unaudited)

Global Resources Fund

Investments, at identified cost	$159,377,714
Assets
Investments, at value:
Securities of unaffiliated issuers	$87,185,677
Securities of affiliated issuers	1,646,328
Cash	8,822,023
Foreign currencies (Cost $476,221, $0, $1,305,458, $349,982 and $110,079)	475,356
Unrealized gain on spot foreign currency contracts	747
Unrealized gain on forward foreign currency contacts	—
Receivables:
Dividends and interest	268,307
Capital shares sold	10,063
Investments sold	5,241,273
Other assets	25,531
Total Assets	103,675,305

Liabilities
Unrealized loss on spot foreign currency contracts	—
Unrealized loss on forward foreign currency contacts	—
Payables:
Capital shares redeemed	44,115
Adviser	80,504
Investments purchased	3,240,523
Accounts payable and accrued expenses	170,990
Total Liabilities	3,536,132

Net Assets	$100,139,173

Net Assets Consist of:
Paid-in-capital	$636,974,833
Accumulated undistributed net investment income/accumulated net investment loss	2,949,328
Accumulated net realized losses from investment transactions and other assets and liabilities denominated in foreign currencies	(469,254,203)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(70,530,785)
Net assets applicable to capital shares outstanding	$100,139,173

By share class

Net Assets
Investor Class	$99,543,725
Institutional Class	595,448

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	19,516,622
Institutional Class	115,993

Net Asset Value, Public Offering Price, Redemption Price, per share*
Investor Class	$5.10
Institutional Class	5.13

*	Redemption price per share may vary depending on length of time shares are held. See Note 1 H.

See accompanying notes to financial statements.

June 30, 2016

World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

$154,676,666	$72,501,027	$45,035,597	$12,511,185

$132,420,142	$102,088,594	$40,923,991	$12,837,525
23,734,149	2,534,928	—	—
11,695,669	14,735,331	517,745	1,924,276
—	1,318,738	350,156	110,459
—	—	2,530	—
—	—	99,788	—

46,674	30,119	200,399	126,091
611,489	920,231	1,749	980,697
15,455,370	15,409,982	903,007	692,364
24,706	25,523	16,397	12,554
183,988,199	137,063,446	43,015,762	16,683,966

3,460	18,362	2,876	2
—	—	185,232	—

137,816	99,678	22,304	200
156,672	109,793	46,586	6,969
3,905,205	4,653,680	285,167	191,055
160,656	111,948	139,371	94,650
4,363,809	4,993,461	681,536	292,876

$179,624,390	$132,069,985	$42,334,226	$16,391,090

$514,562,640	$197,177,416	$375,225,920	$36,039,273
(2,901,850)	(1,456,667)	147,115	102,310
(333,508,399)	(95,791,135)	(328,830,326)	(20,077,245)
1,471,999	32,140,371	(4,208,483)	326,752
$179,624,390	$132,069,985	$42,334,226	$16,391,090

$175,680,290	$132,069,985	$42,334,226	$16,391,090
3,944,100	—	—	—

22,707,235	14,431,590	7,964,504	2,322,920
507,604	—	—	—

$7.74	$9.15	$5.32	$7.06
7.77	—	—	—

Statements of Operations (unaudited)

U.S. Government Securities Ultra-Short Bond Fund

Net Investment Income

Income
Dividends from unaffiliated issuers	$—
Net dividends	—
Interest and other	271,601
Total income	271,601

Expenses:
Management fee	152,177
Administrative services fee	29,499
Accounting service fees and expenses	42,557
Distribution plan fee	—
Transfer agent fees and expenses	28,382
Professional fees	20,380
Custodian fees	4,293
Shareholder reporting expenses	6,292
Registration fees	9,320
Trustee fees and expenses	13,624
Chief compliance officer fees	8,682
Miscellaneous expenses	3,665
Total expenses before reductions	318,871
Expenses offset - Note 1 H	—
Expenses reimbursed - Note 3	(181,909)
Net expenses	136,962

Net Investment Income (Loss)	134,639

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	14,797
Foreign currency transactions	—
Net realized gain (loss)	14,797
Net change in unrealized appreciation (depreciation) of:
Investments	244,275
Net unrealized appreciation (depreciation)	244,275

Net Realized and Unrealized Gain (Loss) on Investments	259,072

Net Increase (Decrease) In Net Assets Resulting From Operations	$393,711

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2016

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

$—	$182,593	$213,238
—	182,593	213,238
945,475	—	34,999
945,475	182,593	248,237

279,803	56,172	152,618
49,127	17,024	21,853
88,758	12,810	26,456
—	22,755	46,901
46,978	19,605	27,289
27,775	17,875	25,312
17,863	4,944	11,439
6,715	4,786	6,611
13,395	8,649	8,632
13,724	13,539	13,583
11,804	5,396	7,043
4,378	3,239	3,403
560,320	186,794	351,140
(12,295)	(1,089)	(3,366)
(296,212)	(3,909)	—
251,813	181,796	347,774

693,662	797	(99,537)

3,908	306,777	(2,571,702)
—	—	(32)
3,908	306,777	(2,571,734)

619,870	(228,432)	729,323
619,870	(228,432)	729,323

623,778	78,345	(1,842,411)

$1,317,440	$79,142	$(1,941,948)

Statements of Operations (unaudited)

Global Resources Fund

Net Investment Income

Income
Dividends from unaffiliated issuers	$1,073,083
Foreign tax withheld on dividends	(41,749)
Net dividends	1,031,334
Interest and other	611,582
Total income	1,642,916

Expenses:
Management fee	470,014
Administrative services fee	32,023
Administrative services fee - Investor Class	12,216
Administrative services fee - Institutional Class	106
Accounting service fees and expenses	72,103
Distribution plan fee	122,159
Transfer agent fees and expenses	—
Transfer agent fees and expenses - Investor Class	96,306
Transfer agent fees and expenses - Institutional Class	6,834
Professional fees	42,912
Custodian fees	25,352
Shareholder reporting expenses	—
Shareholder reporting expenses - Investor Class	30,292
Shareholder reporting expenses - Institutional Class	4,045
Registration fees	515
Registration fees - Investor Class	10,243
Registration fees - Institutional Class	6,131
Trustee fees and expenses	13,715
Chief compliance officer fees	11,239
Miscellaneous expenses	3,344
Total expenses before reductions	959,549
Expenses offset - Note 1 H	(5,569)
Expenses reimbursed - Note 3	(23,829)
Net expenses	930,151

Net Investment Income (Loss)	712,765

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(12,088,383)
Securities from affiliated issuers	(24,070)
Foreign currency transactions	(81,792)
Net realized gain (loss)	(12,194,245)
Net change in unrealized appreciation (depreciation) of:
Investments	19,107,168
Other assets and liabilities denominated in foreign currencies	1,221
Net unrealized appreciation (depreciation)	19,108,389

Net Realized and Unrealized Gain (Loss) on Investments	6,914,144

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,626,909

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2016

World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

$83,477	$178,842	$1,079,275	$275,515
(11,045)	(18,045)	(120,841)	(18,252)
72,432	160,797	958,434	257,263
378,660	186,787	—	—
451,092	347,584	958,434	257,263

700,117	477,114	252,544	89,578
39,106	43,924	23,510	16,056
14,616	—	—	—
45	—	—	—
85,959	63,744	37,991	18,922
146,162	113,881	55,189	17,915
—	52,807	55,002	20,718
74,884	—	—	—
6,109	—	—	—
38,677	28,715	25,878	24,152
28,960	27,375	44,936	19,812
—	14,859	15,567	5,429
21,137	—	—	—
1,157	—	—	—
491	10,490	7,702	8,840
9,290	—	—	—
5,144	—	—	—
13,717	13,667	13,600	13,539
10,063	8,440	7,361	5,156
4,334	3,628	3,148	3,721
1,199,968	858,644	542,428	243,838
(4,523)	(7,693)	(2,422)	(765)
(23,742)	(6,653)	—	(60,379)
1,171,703	844,298	540,006	182,694

(720,611)	(496,714)	418,428	74,569

(7,346,221)	9,951,485	(1,691,950)	(1,662,755)
—	—	—	—
(1,193,522)	(648,543)	(621,866)	(3,168)
(8,539,743)	9,302,942	(2,313,816)	(1,665,923)

98,290,269	46,449,554	2,927,447	803,126
(5,385)	18,170	(51,808)	1,730
98,284,884	46,467,724	2,875,639	804,856

89,745,141	55,770,666	561,823	(861,067)

$89,024,530	$55,273,952	$980,251	$(786,498)

Statements of Changes in Net Assets

	U.S. Government Securities Ultra-Short Bond Fund
	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

Increase (Decrease) in Net Assets

From operations:
Net investment income	$134,639	$199,412
Net realized gains (losses)	14,797	5,413
Net unrealized appreciation (depreciation)	244,275	(49,997)
Net increase (decrease) in net assets from operations	393,711	154,828

Distributions to shareholders
From net investment income
Investor Class	(134,618)	(199,409)
From net realized gains
Investor Class	—	(4,251)
Total distributions to shareholders	(134,618)	(203,660)

From capital share transactions:
Proceeds from shares sold
Investor Class	5,061,183	14,907,060
Distributions reinvested
Investor Class	112,509	159,674
Proceeds from short-term trading fees
Investor Class	—	—
	5,173,692	15,066,734
Cost of shares redeemed
Investor Class	(9,717,069)	(16,476,556)
Net increase (decrease) in net assets from capital share transactions	(4,543,377)	(1,409,822)

Net Increase (Decrease) in Net Assets	(4,284,284)	(1,458,654)

Net Assets
Beginning of period	62,561,535	64,020,189

End of period	$58,277,251	$62,561,535

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$32	$11

Capital Share Activity
Investor Class:
Shares sold	2,524,320	7,448,636
Shares reinvested	56,023	79,605
Shares redeemed	(4,839,255)	(8,222,981)
Net share activity	(2,258,912)	(694,740)

See accompanying notes to financial statements.

Near-Term Tax Free Fund		All American Equity Fund
Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

$693,662	$1,424,739	$797	$64,612
3,908	(27,203)	306,777	(1,276,414)
619,870	(297,263)	(228,432)	377,292
1,317,440	1,100,273	79,142	(834,510)

(756,695)	(1,361,713)	—	(43,038)

—	—	—	(2,220,987)
(756,695)	(1,361,713)	—	(2,264,025)

35,780,554	71,543,252	587,849	2,501,699

646,732	1,116,722	—	2,101,779

—	—	52	100
36,427,286	72,659,974	587,901	4,603,578

(24,791,903)	(55,225,263)	(1,444,835)	(4,323,344)
11,635,383	17,434,711	(856,934)	280,234

12,196,128	17,173,271	(777,792)	(2,818,301)

106,768,645	89,595,374	19,117,304	21,935,605

$118,964,773	$106,768,645	$18,339,512	$19,117,304

$(7)	$63,026	$27,972	$27,175

15,869,972	31,811,923	25,581	91,535
286,729	496,931	—	88,125
(10,994,369)	(24,584,374)	(62,708)	(157,508)
5,162,332	7,724,480	(37,127)	22,152

Statements of Changes in Net Assets

	Holmes Macro Trends Fund
	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(99,537)	$(245,909)
Net realized gains (losses)	(2,571,734)	4,636,788
Net unrealized appreciation (depreciation)	729,323	(4,709,061)
Net increase (decrease) in net assets from operations	(1,941,948)	(318,182)

Distributions to shareholders
From net investment income
Investor Class	—	—
Institutional Class	—	—
From net realized gains
Investor Class	—	(3,075,742)
Total distributions to shareholders	—	(3,075,742)

From capital share transactions:
Proceeds from shares sold
Investor Class	538,190	2,614,600
Institutional Class	n/a	n/a
Distributions reinvested
Investor Class	—	2,906,576
Institutional Class	n/a	n/a
Proceeds from short-term trading fees
Investor Class	27	305
	538,217	5,521,481
Cost of shares redeemed
Investor Class	(2,711,215)	(7,242,945)
Institutional Class	n/a	n/a
Net increase (decrease) in net assets from capital share transactions	(2,172,998)	(1,721,464)

Net Increase (Decrease) in Net Assets	(4,114,946)	(5,115,388)

Net Assets
Beginning of period	41,134,692	46,250,080

End of period	$37,019,746	$41,134,692

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss , end of period	$(99,493)	$44

Capital Share Activity
Investor Class:
Shares sold	30,771	126,790
Shares reinvested	—	154,277
Shares redeemed	(156,059)	(352,634)
Net share activity	(125,288)	(71,567)
Institutional Class:
Shares sold	n/a	n/a
Shares reinvested	n/a	n/a
Shares redeemed	n/a	n/a
Net share activity	n/a	n/a

See accompanying notes to financial statements.

Global Resources Fund		World Precious Minerals Fund
Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

$712,765	$2,421,024	$(720,611)	$(660,652)
(12,194,245)	(76,696,259)	(8,539,743)	(53,557,002)
19,108,389	26,850,852	98,284,884	38,597,787
7,626,909	(47,424,383)	89,024,530	(15,619,867)

—	(1,094,201)	—	(7,134,044)
—	(33,954)	—	(8,001)

—	—	—	—
—	(1,128,155)	—	(7,142,045)

2,463,021	8,877,256	29,076,409	19,227,284
4,372	5,787,569	3,573,338	2,885

—	1,044,971	—	6,735,209
—	33,792	—	7,771

28	30	151	122
2,467,421	15,743,618	32,649,898	25,973,271

(8,591,047)	(37,739,926)	(20,215,208)	(28,492,715)
(1,371,783)	(10,849,018)	(60,684)	(59,118)
(7,495,409)	(32,845,326)	12,374,006	(2,578,562)

131,500	(81,397,864)	101,398,536	(25,340,474)

100,007,673	181,405,537	78,225,854	103,566,328

$100,139,173	$100,007,673	$179,624,390	$78,225,854

$2,949,328	$2,236,563	$(2,901,850)	$(2,181,239)

507,845	1,567,275	4,600,215	4,406,357
—	224,725	—	1,897,242
(1,775,562)	(6,748,854)	(3,366,513)	(6,586,395)
(1,267,717)	(4,956,854)	1,233,702	(282,796)

902	912,723	498,439	686
—	7,236	—	2,183
(281,758)	(1,981,786)	(11,565)	(14,336)
(280,856)	(1,061,827)	486,874	(11,467)

Statements of Changes in Net Assets

	Gold and Precious Metals Fund
	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(496,714)	$(522,899)
Net realized gains (losses)	9,302,942	(29,177,581)
Net unrealized appreciation (depreciation)	46,467,724	26,975,320
Net increase (decrease) in net assets from operations	55,273,952	(2,725,160)

Distributions to shareholders
From net investment income
Investor Class	—	(269,790)
Total distributions to shareholders	—	(269,790)

From capital share transactions:
Proceeds from shares sold
Investor Class	44,388,894	20,024,811
Distributions reinvested
Investor Class	—	248,899
Proceeds from short-term trading fees
Investor Class	1,651	460
	44,390,545	20,274,170
Cost of shares redeemed
Investor Class	(25,892,164)	(21,758,486)
Net increase (decrease) in net assets from capital share transactions	18,498,381	(1,484,316)

Net Increase (Decrease) in Net Assets	73,772,333	(4,479,266)

Net Assets
Beginning of period	58,297,652	62,776,918

End of period	$132,069,985	$58,297,652

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss , end of period	$(1,456,667)	$(959,953)

Capital Share Activity
Investor Class:
Shares sold	6,116,166	3,863,087
Shares reinvested	—	51,319
Shares redeemed	(3,611,819)	(4,144,783)
Net share activity	2,504,347	(230,377)

See accompanying notes to financial statements.

Emerging Europe Fund		China Region Fund
Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Period Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

$418,428	$366,541	$74,569	$46,579
(2,313,816)	(15,611,113)	(1,665,923)	6,347
2,875,639	2,578,365	804,856	(1,584,324)
980,251	(12,666,207)	(786,498)	(1,531,398)

—	—	—	(187,603)
—	—	—	(187,603)

788,908	3,580,763	2,238,503	2,429,974

—	—	—	173,643

2	28	—	20
788,910	3,580,791	2,238,503	2,603,637

(4,100,513)	(15,314,877)	(1,244,244)	(5,709,295)
(3,311,603)	(11,734,086)	994,259	(3,105,658)

(2,331,352)	(24,400,293)	207,761	(4,824,659)

44,665,578	69,065,871	16,183,329	21,007,988

$42,334,226	$44,665,578	$16,391,090	$16,183,329

$147,115	$(271,313)	$102,310	$27,741

142,049	569,033	322,180	268,194
—	—	—	22,969
(763,859)	(2,513,600)	(182,007)	(671,842)
(621,810)	(1,944,567)	140,173	(380,679)

Notes to Financial Statements (unaudited)	June 30, 2016

Note 1: Organization and Significant Accounting Policies

U.S. Global Investors Funds (Trust), consisting of the nine separate funds (Funds) included in this report, is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and follows the specialized accounting and reporting guidance in FASB Accounting Standards Codification 946. All funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region. A nondiversified fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.	Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments

B.	Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee

Notes to Financial Statements (unaudited)	June 30, 2016

regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

C.	Security Transactions and Investment Income

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has confirmed the ex-dividend date. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

D.	Foreign Currency Transactions

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

E.	Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign

Notes to Financial Statements (unaudited)	June 30, 2016

taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2015 tax returns. The Funds’ 2012, 2013, 2014 and 2015 (when filed) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.

F.	Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the Near-Term Tax Free Fund accrue and pay dividends monthly. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses.

G.	Expenses

Fund specific expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund specific are allocated among Funds and pro rata across share classes. Class specific expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

H.	Short-Term Trading (Redemption) Fees

Short-term trading (redemption) fees are assessed on the All American, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds (Equity Funds). These fees,

Notes to Financial Statements (unaudited)	June 30, 2016

which are retained by the Funds, are accounted for as an addition to paid-in capital. The fee for each of the Equity Funds is 0.05% of the amount redeemed on shares held seven days or less.

I.	Use of Estimates in Financial Statement Preparation

The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J.	Subsequent Events Evaluation

Management has evaluated subsequent events after the balance sheet date of June 30, 2016, through the date that the financial statements were issued and determined that there were no events or transactions that would require adjustments to or disclosure in the financial statements.

Note 2: Financial Derivative Instruments

A.	Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

Notes to Financial Statements (unaudited)	June 30, 2016

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of June 30, 2016, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended June 30, 2016.

B.	Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Notes to Financial Statements (unaudited)	June 30, 2016

Open forward foreign currency contracts as of June 30, 2016, were as follows:

Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Emerging Europe Fund	Brown Brothers Harriman	EUR	2,500,000	USD	2,783,215	7/20/2016-7/28/2016	$2,790,031	$6,816
	Brown Brothers Harriman	GBP	1,050,000	USD	1,460,235	7/20/2016-7/28/2016	1,522,400	62,165
	Brown Brothers Harriman	PLN	8,500,000	USD	2,124,043	7/20/2016-7/28/2016	2,094,655	(29,388)
	Brown Brothers Harriman	TRY	10,000,000	USD	3,376,140	7/20/2016-7/28/2016	3,293,019	(83,121)
	Brown Brothers Harriman	USD	1,036,003	GBP	725,000	7/20/2016-7/28/2016	654,316	(70,684)
	Brown Brothers Harriman	USD	3,435,748	TRY	10,000,000	7/20/2016-7/28/2016	10,023,512	23,512
	Brown Brothers Harriman	USD	1,112,800	EUR	1,000,000	7/28/2016	997,961	(2,039)
	Brown Brothers Harriman	USD	879,298	PLN	3,500,000	7/28/2016	3,507,295	7,295

C.	Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2016:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund
Asset derivatives
Investments, at value
Purchased options	$123,000	$36,000	$27,000	$201,000
Unrealized gain on forward foreign currency contracts	—	—	—	99,788
Liability derivatives
Unrealized loss on forward foreign currency contracts	—	—	—	(185,232)
Total	$123,000	$36,000	$27,000	$115,556

Notes to Financial Statements (unaudited)	June 30, 2016

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2016:

Location	Holmes Macro Trends Fund	Global Resources Fund	World Precious Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$(50,435)	$—	$(1,212,926)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	—	(27,812)	(1,270,581)
	(50,435)	(27,812)	(2,483,507)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	49,635	(124,500)	1,443,789
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	—	—	93
	49,635	(124,500)	1,443,882
Total	$(800)	$(152,312)	$(1,039,625)

Location	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$(670,915)	$—	$(90,420)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	(698,643)	(612,106)	—
	(1,369,558)	(612,106)	(90,420)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	945,715	63,000	81,595
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	70	30,380	(85,444)
	945,785	93,380	(3,849)
Total	$(423,773)	$(518,726)	$(94,269)

Notes to Financial Statements (unaudited)	June 30, 2016

The average notional amounts of written options, purchased options and forward currency contracts outstanding during the period ended June 30, 2016, were approximately as follows:

Fund	Purchased Options	Forward Currency Contracts
Holmes Macro Trends	$114	$—
Global Resources	204,429	92,075
World Precious Minerals	128,394	828,817
Gold and Precious Metals	99,604	921,582
Emerging Europe	179,786	(413,761)
China Region	2,300	—

Note 3: Investment Advisory and Other Agreements

The Adviser, under an investment advisory agreement with the Trust in effect through October 1, 2016, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

Fund	Annual Percentage of Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond	.50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free	.50%
All American Equity	.80% of the first $500,000,000 and .75% of the excess
Holmes Macro Trends	1.00%
Global Resources	.95% of the first $500,000,000; .90% of $500,000,001 to $1,000,000,000 and .85% of the excess
World Precious Minerals	1.00% of the first $500,000,000; .95% of $500,000,001 to $1,000,000,000 and .90% of the excess
Gold and Precious Metals	.90% of the first $500,000,000 and .85% of the excess
Emerging Europe	1.25%
China Region	1.25%

Notes to Financial Statements (unaudited)	June 30, 2016

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:

Fund	Benchmark Index
All American Equity	S&P 500 Index
Holmes Macro Trends	S&P Composite 1500 Index
Global Resources	S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals	NYSE Arca Gold Miners Index
Gold and Precious Metals	FTSE Gold Mines Index
Emerging Europe	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)
China Region	Hang Seng Composite Index

No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.

The Funds’ prospectus and statement of additional information contain additional information about the performance adjustment. The amounts shown as management fees on the Statements of Operations reflects the base fee plus/minus any performance adjustment. During the period ended June 30, 2016, the Funds recorded performance adjustments as follows:

Fund	Investor Class Performance Fee Adjustment	Institutional Class Performance Fee Adjustment
All American Equity	$(16,648)	N/A
Holmes Macro Trends	(34,990)	N/A
Global Resources	—	648
World Precious Minerals	113,015	132
Gold and Precious Metals	67,129	N/A
Emerging Europe	(23,408)	N/A

On December 9, 2015, the Trust entered into an Amended Administrative Services Agreement with the Adviser and a Services Agreement with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”). Pursuant to these agreements, Atlantic and the Adviser act as co-administrators to the Trust. Atlantic’s services to the Trust include provision of certain officers as well as assistance with certain Trust and fund administration tasks. The Funds compensate Atlantic with a fee structure based on average net assets of each fund, subject to minimum fees.

Notes to Financial Statements (unaudited)	June 30, 2016

The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Gold and Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee. The Global Resources and World Precious Minerals Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets for the Investor Class and 0.04% of the average daily net assets for the Institutional Class for administrative services provided, of which half is a fund-level fee and half is a class-level fee.

The Investor Class shares for Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Investor Class for sales and promotional services related to the distribution of Investor Class shares. The Institutional Class does not incur distribution plan fees.

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2016, were limited as follows for the Investor Class: U.S. Government Securities Ultra-Short Bond Fund at 0.45%, All American Equity Fund and Holmes Macro Trends Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total operating expenses of the Near-Term Tax Free Fund at 0.45% on an annualized basis through April 30, 2017.

The Adviser has voluntarily agreed to waive all class specific expenses for the Institutional Class of the Global Resources Fund and the World Precious Minerals Fund. These expense waivers are exclusive of any performance fee adjustments, and the Adviser can modify or terminate this arrangement at any time.

Under an agreement entered into while the U.S. Government Securities Ultra-Short Bond Fund was a money market fund, the Adviser had voluntarily agreed to waive fees and/or reimburse the Fund to the extent necessary to maintain the yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. The Adviser may seek reimbursement of previously waived and reimbursed fees of $498,342 until December 31, 2016.

U.S. Bancorp Fund Services, LLC is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services.

Notes to Financial Statements (unaudited)	June 30, 2016

Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.

Atlantic was paid for Chief Compliance Officer services during the six months ended June 30, 2016 in the amount of $62,295.

Brown Brothers Harriman & Co. (BBH) serves as the custodian. SEI Investments Global Funds Services serves as fund accounting and administration service agent with a fee structure based on average net assets of the Trust, subject to minimum fees.

Under a Distribution Agreement with the Trust dated December 10, 2015, Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.

On December 9, 2015, the shareholders of the Funds elected five new trustees to the Board of Trustees. On December 9, 2015, the Board approved new trustee compensation under which Independent Trustees of the Trust each receive an annual fee of $15,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $20,000. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the trustees.

Note 4: Investments

Cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2016, are summarized as follows:

Fund	Purchases	Sales
U.S. Government Securities Ultra-Short Bond Fund	$—	$3,634,820
Near-Term Tax Free Fund	15,920,834	6,435,000
All American Equity Fund	22,075,180	25,834,221
Holmes Macro Trends Fund	51,832,040	52,273,334
Global Resources Fund	136,213,206	143,392,076
World Precious Minerals Fund	88,307,412	95,400,942
Gold and Precious Metals Fund	97,223,227	99,636,840
Emerging Europe Fund	34,194,145	34,467,541
China Region Fund	16,501,483	17,433,480

Notes to Financial Statements (unaudited)	June 30, 2016

Note 5: Tax Information

The following table presents the income tax basis of securities owned at June 30, 2016, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$56,583,010	$279,054	$(7,238)	$271,816
Near-Term Tax Free Fund	106,810,116	1,979,355	(208,412)	1,770,943
All American Equity Fund	14,692,878	730,810	(378,695)	352,115
Holmes Macro Trends Fund	34,827,148	1,856,429	(1,806,736)	49,693
Global Resources Fund	159,377,714	9,790,544	(80,336,253)	(70,545,709)
World Precious Minerals Fund	154,676,666	61,843,244	(60,365,619)	1,477,625
Gold and Precious Metals Fund	72,501,027	39,692,202	(7,569,707)	32,122,495
Emerging Europe Fund	45,035,597	2,473,775	(6,585,381)	(4,111,606)
China Region Fund	12,511,185	1,275,306	(948,966)	326,340

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards
U.S. Government Securities Ultra-Short Bond	$—	$1,340	$—	$—
Near-Term Tax Free	60,910	2,107	—	(386,601)
All American Equity	—	27,175	—	(1,331,255)
Holmes Macro Trends	—	—	3,169,942	(461,463)
Global Resources	—	3,036,353	—	(450,231,671)
World Precious Minerals	—	675,876	—	(304,344,963)
Gold and Precious Metals	—	—	—	(98,001,704)
Emerging Europe	—	—	—	(326,435,996)
China Region	—	27,741	—	(18,290,597)

Fund	Post October Losses	Current Year Late-Year Loss Deferral	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
U.S. Government Securities Ultra-Short Bond	$—	$—	$27,541	$—	$28,881
Near-Term Tax Free	—	—	1,151,073	—	827,489
All American Equity	—	—	553,043	(1)	(751,038)
Holmes Macro Trends	—	—	(744,335)	(2)	1,964,142
Global Resources	(613,075)	—	(96,654,175)	(1)	(544,462,569)
World Precious Minerals	(13,305,056)	—	(106,988,726)	89	(423,962,780)
Gold and Precious Metals	(5,850,927)	(838,814)	(15,626,576)	(63,362)	(120,381,383)
Emerging Europe	—	(301,693)	(7,164,635)	30,379	(333,871,945)
China Region	—	—	(598,829)	—	(18,861,685)

Notes to Financial Statements (unaudited)	June 30, 2016

The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), forwards marked to markets, adjustments for partnerships, tax straddle loss deferrals on written options, and adjustments for grantor trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2015, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
U.S. Government Securities Ultra-Short Bond	$—	$199,425	$4,235	$203,660
Near-Term Tax Free	1,316,177	45,536	—	1,361,713
All American Equity	—	653,208	1,610,817	2,264,025
Holmes Macro Trends	—	—	3,075,742	3,075,742
Global Resources	—	1,128,155	—	1,128,155
World Precious Minerals	—	7,142,045	—	7,142,045
Gold and Precious Metals	—	269,790	—	269,790
Emerging Europe	—	—	—	—
China Region	—	187,603	—	187,603

Capital loss carryforwards may be used to offset current or future taxable capital gains until expiration. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The loss carryforwards and related expiration dates for each fund, as of December 31, 2015, are as follows:

	No Expiration
Fund	Short-Term	Long-Term
Near-Term Tax Free	$151,678	$231,557
All American Equity	1,331,255	—
Holmes Macro Trends	—	—
Global Resources	162,040,410	28,978,749
World Precious Minerals	75,572,552	164,992,899
Gold and Precious Metals	41,610,403	56,391,301
Emerging Europe	13,372,996	11,568,837
China Region	3,270,330	—

Notes to Financial Statements (unaudited)	June 30, 2016

	Expiration Date
Fund	2016	2017	2018	Total
Near-Term Tax Free	$112	$722	$2,532	$386,601
All American Equity	—	—	—	1,331,255
Holmes Macro Trends	461,463	—	—	461,463
Global Resources	—	259,212,512	—	450,231,671
World Precious Minerals	—	63,779,512	—	304,344,963
Gold and Precious Metals	—	—	—	98,001,704
Emerging Europe	28,524,678	257,523,539	15,445,946	326,435,996
China Region	15,020,267	—	—	18,290,597

(a)	Utilization of capital loss carryovers is subject to annual limitations.

During the year ended December 31, 2015, the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund
Holmes Macro Trends	$461,463
China Region	8,706

In accordance with tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each Fund’s tax year, are deemed to arise on the first day of the Fund’s next tax year if the Fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2015, as follows:

Fund	Post October 31, 2015 Capital Loss Deferral	Post October 31, 2015 Ordinary Loss Deferral
Global Resources	$613,075	$—
World Precious Minerals	13,305,056	—
Gold and Precious Metals	5,850,927	838,814
Emerging Europe	—	301,693

Note 6: Risks of Concentrations and Foreign Investments

The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.

The Global Resources Fund, which concentrates its investments in a specific industry, may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to

Notes to Financial Statements (unaudited)	June 30, 2016

changes in the price of gold and other precious metals and minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

Note 7: Credit Arrangements

Each of the Funds has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund’s custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended June 30, 2016. The Funds paid BBH a total of $11,250 in commitment fees for the period ended June 30, 2016, under this arrangement.

Note 8: Change of Independent Registered Public Accounting Firm

The Fund has selected BBD, LLP (“BBD”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended December 31, 2016. The decision to select BBD was recommended by the Fund’s Audit Committee on March 24, 2016 and was approved by the Fund’s Board of Directors on March 24, 2016. During the Fund’s fiscal year ended December 31, 2015, neither the Fund, nor anyone on their behalf, consulted with BBD on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered

Notes to Financial Statements (unaudited)	June 30, 2016

on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of said Item 304). The selection of BBD does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent registered public accounting firm, KPMG, LLP (“KPMG”). The decision not to renew the engagement of KPMG, effective upon its completion of its audit for the fiscal year ended December 31, 2015, and to select BBD was recommended by the Fund’s Audit Committee and approved by the Fund’s Board of Directors. KPMG’s report on the Fund’s financial statement for the fiscal year ended December 31, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s fiscal year ended 2015 (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Note 9: Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Effective August 29, 2016, Atlantic Fund Services will become the transfer agent for the Funds.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015	2014	2013*	2012*	2011*
Net asset value, beginning of period	$2.00	$2.00	$2.00	$2.00	$2.00	$2.00

Investment Activities
Net investment income	—(a )	.01	.01	—(a )	—(a )	—(a )
Net realized and unrealized gain	.01	—(a )	—(a )	—(a )	—	—
Total from investment activities	.01	.01	.01	—	—	—
Distributions
From net investment income	—(a )	(.01)	(.01)	—(a )	—(a )	—(a )
From net realized gains	—	—(a )	—	—	—	—

Net asset value, end of period	$2.01	$2.00	$2.00	$2.00	$2.00	$2.00

Total Return (excluding account fees) (b)	.72%	.34%	.36%	.02%	.01%	.01%
Ratios to Average Net Assets: (c)
Net investment income	.44%	.33%	.35%	.01%	.01%	.01%
Total expenses	1.05%	1.13%	1.07%	.97%	.87%	.81%
Expenses waived or reimbursed (d)	(.60)%	(.68)%	(.74)%	(.91)%	(.74)%	(.74)%
Net expenses (e)	.45%	.45%	.33%	.06%	.13%	.07%
Portfolio turnover rate (f)	0%	60%	33%

Net assets, end of period (in thousands)	$58,277	$62,562	$64,020	$75,227	$140,425	$171,664

*

The per share amounts for the periods have been adjusted to reflect a 1-for-2 reverse stock split, which was effective December 20, 2013. In addition, on December 20, 2013, the Fund changed from a constant $1.00 net asset value per share money market fund to a U.S. Government ultra-short bond fund (that is not a money market fund) with an objective of total return with current income.

(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred. During 2011, 2012 and 2013, the Adviser waived fees and/or reimbursed expenses under the Minimum Yield Agreement in the amount of $736,531, $509,874 and $498,342, respectively. The waivers/reimbursements from 2013 are subject to recapture in 2016.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013	*	2012	*	2011	*
Ratios to Average Net Assets:
Expense offset (g)	—	—	—	—		—		—

(f)	Portfolio turnover is not shown for periods that the Fund was a money market fund.
(g)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Near-Term Tax Free Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$2.25	$2.25	$2.23	$2.27	$2.26	$2.22

Investment Activities
Net investment income	.02	.03	.05	.05	.05	.05
Net realized and unrealized gain (loss)	.01	—(a )	.02	(.04)	.01	.04
Total from investment activities	.03	.03	.07	.01	.06	.09
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.05)	(.05)

Net asset value, end of period	$2.26	$2.25	$2.25	$2.23	$2.27	$2.26

Total Return (excluding account fees) (b)	1.12%	1.45%	3.07%	0.31%	2.67%	4.24%
Ratios to Average Net Assets: (c)
Net investment income	1.24%	1.52%	2.13%	2.08%	2.21%	2.39%
Total expenses	.98%	1.09%	1.08%	1.21%	1.25%	1.26%
Expenses waived or reimbursed (d)	(.53)%	(.64)%	(.63)%	(.76)%	(.80)%	(.81)%
Net expenses (e)	.45%	.45%	.45%	.45%	.45%	.45%
Portfolio turnover rate	7%	15%	12%	6%	7%	—(f )

Net assets, end of period (in thousands)	$118,965	$106,769	$89,595	$61,884	$44,509	$35,014

(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.02)%	—(g	)	—(g	)	—(g	)	—(g	)	—(g	)

(f)	Portfolio turnover rate was not greater than 0.5%.
(g)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

All American Equity Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014	2013	2012	2011
Net asset value, beginning of period	$23.60	$27.84		$32.18	$25.40	$22.72	$22.72

Investment Activities
Net investment income (loss)	—(a )	.09		(.16)	(.12)	.07	(.07)
Net realized and unrealized gain (loss)	.13	(1.23)		.84	9.08	2.61	.10
Total from investment activities	.13	(1.14)		.68	8.96	2.68	.03
Distributions
From net investment income	—	(.06)		—	(.07)	—	(.03)
From net realized gains	—	(3.04)		(5.02)	(2.11)	—	—
Total distributions	—	(3.10)		(5.02)	(2.18)	—	(.03)
Short -Term Trading Fees* (a)	—	—		—	—	—	—

Net asset value, end of period	$23.73	$23.60		$27.84	$32.18	$25.40	$22.72

Total Return (excluding account fees) (b)	.55%	(4.20)%		1.94%	35.55%	11.80%	.14%
Ratios to Average Net Assets: (c)
Net investment income (loss)	.01%	.31%		(.54)%	(.45)%	.28%	(.32)%
Total expenses	2.04%	1.94%		2.16%	2.44%	2.72%	2.42%
Expenses waived or reimbursed (d)	(.04)%	(.02)%		(.03)%	(.28)%	(.52)%	(.24)%
Net expenses (e)	2.00%	1.92%		2.13%	2.16%	2.20%	2.18%
Portfolio turnover rate	130%	109	%(g)	253%	150%	221%	223%

Net assets, end of period (in thousands)	$18,340	$19,117		$21,936	$23,388	$16,846	$16,399

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Holmes Macro Trends Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$18.59		$20.25		$24.24		$18.51	$17.62	$18.65

Investment Activities
Net investment loss	(.05)		(.11)		(.26)		(.18)	(.10)	(.26)
Net realized and unrealized gain (loss)	(.80)		(.06)		(1.36)		7.42	1.29	(.77)
Total from investment activities	(.85)		(.17)		(1.62)		7.24	1.19	(1.03)
Distributions from net realized gains	—		(1.49)		(2.37)		(1.51)	(.30)	—
Short -Term Trading Fees*(a)	—		—		—		—	—	—

Net asset value, end of period	$17.74		$18.59		$20.25		$24.24	$18.51	$17.62

Total Return (excluding account fees) (b)	(4.57)%		(.94)%		(6.74)%		39.38%	6.77%	(5.52)%
Ratios to Average Net Assets: (c)
Net investment loss	(.53)%		(.55)%		(1.17)%		(1.11)%	(.51)%	(1.25)%
Total expenses	1.85%		1.81%		1.94%		2.00%	1.85%	2.00%
Expenses waived or reimbursed (d)	—		—		—		(.04)%	—(e )	—
Net expenses (e)	1.85%		1.81%		1.94%		1.96%	1.85%	2.00%
Portfolio turnover rate	153	%(g)	320	%(g)	183	%(g)	109%	214%	210%

Net assets, end of period (in thousands)	$37,020		$41,135		$46,250		$55,926	$34,639	$35,316

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.02)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$4.72		$6.67		$9.36		$9.79	$9.36	$11.91

Investment Activities
Net investment income (loss)	.03	*	.10	*	.04	*	.02 *	.04 *	(.19)
Net realized and unrealized gain (loss)	.35	*	(2.00	)*	(2.73	)*	(.10 )*	.61 *	(2.02)
Total from investment activities	.38		(1.90)		(2.69)		(.08)	.65	(2.21)
Distributions from net investment income	—		(.05)		—		(.35)	(.22)	(.34)
Short -Term Trading Fees*(a)	—		—		—		—	—	—

Net asset value, end of period	$5.10		$4.72		$6.67		$9.36	$9.79	$9.36

Total Return (excluding account fees) (b)	8.05%		(28.43)%		(28.74)%		(.72)%	6.93%	(18.69)%
Ratios to Average Net Assets: (c)
Net investment income (loss)	1.26%		1.72%		.44%		.16%	.44%	(.79)%
Total expenses	1.90%		1.58%		1.45%		1.59%	1.57%	1.72%
Expenses waived or reimbursed (d)	(.01)%		(.06)%		—(e	)	—	—	—
Net expenses (e)	1.89%		1.52%		1.45%		1.59%	1.57%	1.72%
Portfolio turnover rate (g)	149	%(h)	445	%(h)	444	%(h)	138%	117%	232%

Net assets, end of period (in thousands)	$99,544		$98,126		$171,673		$326,320	$438,372	$551,793

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Portfolio turnover is calculated at the fund level.
(h)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$4.74		$6.67		$9.30		$9.74	$9.39	$11.98

Investment Activities
Net investment income (loss)	.04	*	.17	*	.08	*	.07 *	.10 *	—* (a)
Net realized and unrealized gain (loss)	.35	*	(2.02	)*	(2.71	)*	(.10 )*	.60 *	(2.17)*
Total from investment activities	.39		(1.85)		(2.63)		(.03)	.70	(2.17)
Distributions from net investment income	—		(.08)		—		(.41)	(.35)	(.42)
Short -Term Trading Fees*	—		—		—		—(a )	—(a )	—(a )

Net asset value, end of period	$5.13		$4.74		$6.67		$9.30	$9.74	$9.39

Total Return (excluding account fees) (b)	8.23%		(27.73)%		(28.28)%		(0.15)%	7.44%	(18.23)%
Ratios to Average Net Assets: (c)
Net investment income (loss)	1.73%		2.92%		.85%		.68%	1.02%	(.02)%
Total expenses	4.61%		1.35%		1.13%		1.25%	1.21%	1.29%
Expenses waived or reimbursed (d)	(3.29)%		(.61)%		(.27)%		(.22)%	(.14)%	(.20)%
Net expenses (e)	1.32%		.74%		.86%		1.03%	1.07%	1.09%
Portfolio turnover rate (g)	149	%(h)	445	%(h)	444	%(h)	138%	117%	232%

Net assets, end of period (in thousands)	$595		$1,882		$9,733		$51,122	$94,076	$55,985

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Portfolio turnover rate is calculated at the fund level.
(h)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$3.64		$4.75		$5.69		$11.70	$13.18	$22.28

Investment Activities
Net investment loss	(.03	)*	(.03	)*	(.06	)*	(.07 )*	(.11 )*	(.32)
Net realized and unrealized gain (loss)	4.13	*	(.72	)*	(.88	)*	(5.94)*	(1.37)*	(6.76)
Total from investment activities	4.10		(.75)		(.94)		(6.01)	(1.48)	(7.08)
Distributions from net investment income	—		(.36)		—		—	—	(2.02)
Short -Term Trading Fees*(a)	—		—		—		—	—	—

Net asset value, end of period	$7.74		$3.64		$4.75		$5.69	$11.70	$13.18

Total Return (excluding account fees) (b)	112.64%		(15.64)%		(16.52)%		(51.37)%	(11.23)%	(32.58)%
Ratios to Average Net Assets: (c)
Net investment loss	(1.23)%		(.71)%		(.91)%		(.90)%	(.85)%	(1.43)%
Total expenses	2.01%		1.96%		1.99%		1.85%	1.45%	1.67%
Expenses waived or reimbursed (d)	(.01)%		(.15)%		(.03)%		(.02)%	—	—
Net expenses (e)	2.00%		1.81%		1.96%		1.83%	1.45%	1.67%
Portfolio turnover rate (g)	79	%(h)	71	%(h)	61	%(h)	34%	44%	96%

Net assets, end of period (in thousands)	$175,680		$78,150		$103,413		$134,065	$319,052	$436,504

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Portfolio turnover rate is calculated at the fund level.
(h)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$3.65		$4.78		$5.72		$11.69	$13.10	$22.29

Investment Activities
Net investment loss	(.02	)*	(.01	)*	(.05	)*	(.01 )*	(.04 )*	(.16 )*
Net realized and unrealized gain (loss)	4.14	*	(.72	)*	(.89	)*	(5.96)*	(1.37)*	(6.84)*
Total from investment activities	4.12		(.73)		(.94)		(5.97)	(1.41)	(7.00)
Distributions from net investment income	—		(.40)		—		—	—	(2.19)
Short -Term Trading Fees*	—		—		—		—	—	—

Net asset value, end of period	$7.77		$3.65		$4.78		$5.72	$11.69	$13.10

Total Return (excluding account fees) (a)	112.88%		(15.07)%		(16.43)%		(51.07)%	(10.76)%	(32.28)%
Ratios to Average Net Assets: (b)
Net investment loss	(.63)%		(.15)%		(.71)%		(.15)%	(.32)%	(.87)%
Total expenses	7.05%		20.51%		4.86%		3.30%	3.56%	2.38%
Expenses waived or reimbursed (c)	(5.95)%		(19.31)%		(3.23)%		(1.97)%	(2.69)%	(1.27)%
Net expenses (d)	1.10%		1.20%		1.63%		1.33%	.87%	1.11%
Portfolio turnover rate (f)	79	%(g)	71	%(g)	61	%(g)	34%	44%	96%

Net assets, end of period (in thousands)	$3,944		$76		$154		$3,660	$769	$1,683

*	Based on average monthly shares outstanding.
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)	Ratios are annualized for periods of less than one year.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(e	)	—(e	)	—(e	)	—(e	)	—(e	)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover rate is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Gold and Precious Metals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$4.89		$5.16		$6.00		$11.78	$12.61	$19.60

Investment Activities
Net investment loss	(.02)		(.04)		(.05)		(.06)	(.09)	(.17)
Net realized and unrealized gain (loss)	4.28		(.21)		(.79)		(5.72)	(.72)	(4.28)
Total from investment activities	4.26		(.25)		(.84)		(5.78)	(.81)	(4.45)
Distributions
From net investment income	—		(.02)		—		—	(.02)	—
From net realized gains	—		—		—		—	—	(2.54)
Total distributions	—		(.02)		—		—	(.02)	(2.54)
Short -Term Trading Fees* (a)	—		—		—		—	—	—

Net asset value, end of period	$9.15		$4.89		$5.16		$6.00	$11.78	$12.61

Total Return (excluding account fees) (b)	87.12%		(4.78)%		(14.00)%		(49.07)%	(6.44)%	(23.97)%
Ratios to Average Net Assets: (c)
Net investment loss	(1.09)%		(.83)%		(.67)%		(.48)%	(.60)%	(1.06)%
Total expenses	1.87%		2.13%		1.93%		2.12%	1.61%	1.56%
Expenses waived or reimbursed (d)	(.02)%		(.08)%		(.05)%		(.06)%	—	—
Net expenses (e)	1.85%		2.05%		1.88%		2.06%	1.61%	1.56%
Portfolio turnover rate	124	%(g)	106	%(g)	99	%(g)	64%	95%	155%

Net assets, end of period (in thousands)	$132,070		$58,298		$62,777		$74,627	$166,524	$195,087

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset (e)	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Emerging Europe Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$5.20		$6.56		$8.82		$9.23	$7.79	$10.81

Investment Activities
Net investment income	.05		.04		.06		.19	.15	.03
Net realized and unrealized gain (loss)	.07		(1.40)		(2.11)		(.46)	1.35	(3.05)
Total from investment activities	.12		(1.36)		(2.05)		(.27)	1.50	(3.02)
Distributions from net investment income	—		—		(.21)		(.14)	(.06)	—
Short -Term Trading Fees*(a)	—		—		—		—	—	—

Net asset value, end of period	$5.32		$5.20		$6.56		$8.82	$9.23	$7.79

Total Return (excluding account fees) (b)	2.31%		(20.73)%		(23.22)%		(2.93)%	19.27%	(27.94)%
Ratios to Average Net Assets: (c)
Net investment income	1.90%		.63%		.23%		1.59%	1.39%	.25%
Total expenses	2.45%		2.60%		2.28%		2.13%	2.15%	1.98%
Expenses waived or reimbursed (d)	—		—		—		—	—	—
Net expenses (e)	2.45%		2.60%		2.28%		2.13%	2.15%	1.98%
Portfolio turnover rate	83	%(g)	137	%(g)	93	%(g)	74%	85%	85%

Net assets, end of period (in thousands)	$42,334		$44,666		$69,066		$122,570	$173,687	$193,599

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

China Region Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013	2012	2011
Net asset value, beginning of period	$7.41		$8.20		$8.28		$7.61	$6.81	$9.47

Investment Activities
Net investment income (loss)	.03		.02		—(a	)	(.01)	.04	(.08)
Net realized and unrealized gain (loss)	(.38)		(.72)		(.08)		.70	.78	(2.59)
Total from investment activities	(.35)		(.70)		(.08)		.69	.82	(2.67)
Distributions from net investment income	—		(.09)		—		(.02)	(.02)	—
Short -Term Trading Fees*	—(a	)	—(a	)	—(a	)	—(a )	—(a )	.01

Net asset value, end of period	$7.06		$7.41		$8.20		$8.28	$7.61	$6.81

Total Return (excluding account fees) (b)	(4.72)%		(8.60)%		(.97)%		9.07%	12.00%	(28.09)%
Ratios to Average Net Assets: (c)
Net investment income (loss)	1.04%		.24%		.08%		(.12)%	.60%	(.64)%
Total expenses	3.39%		3.03%		2.94%		2.75%	2.64%	2.49%
Expenses waived or reimbursed (d)	(.84)%		(.51)%		(.43)%		(.37)%	(.39)%	(.08)%
Net expenses (e)	2.55%		2.52%		2.51%		2.38%	2.25%	2.41%
Portfolio turnover rate	122	%(g)	210	%(g)	235	%(g)	201%	374%	426%

Net assets, end of period (in thousands)	$16,391		$16,183		$21,008		$26,386	$29,160	$30,635

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Ratios are annualized for periods of less than one year.
(d)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015		2014		2013		2012		2011
Ratios to Average Net Assets:
Expense offset	(.01)%	—(f	)	—(f	)	—(f	)	—(f	)	—(f	)

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Additional Information (unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (unaudited)	June 30, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016) as indicated below.

●

Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

●

Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (unaudited)	June 30, 2016

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,007.20	$ 2.25
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,022.63	$ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,011.20	$ 2.25
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,022.63	$ 2.26
All American Equity Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,005.50	$ 9.97
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,014.92	$ 10.02
Holmes Macro Trends Fund
Based on Actual Fund Return	$ 1,000.00	$ 953.70	$ 8.99
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,015.66	$ 9.27
Global Resources Fund Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 1,080.50	$ 9.78
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,015.47	$ 9.47
Global Resources Fund Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 1,082.30	$ 6.83
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,018.30	$ 6.62
World Precious Minerals Fund Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 2,126.40	$ 15.55
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,014.92	$ 10.02
World Precious Minerals Fund Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 2,128.80	$ 8.56
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,019.39	$ 5.52
Gold and Precious Metals Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,871.20	$ 13.21
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,015.66	$ 9.27
Emerging Europe Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,023.10	$ 12.32
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,012.68	$ 12.26
China Region Fund
Based on Actual Fund Return	$ 1,000.00	$ 952.80	$ 12.38
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$ 1,012.18	$ 12.76

*

These calculations are based on expenses incurred in the most recent fiscal half-year. The funds’ Investor Class’ annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2016, were 0.45%, 0.45%, 2.00%, 1.85%, 1.89%, 2.00%, 1.85%, 2.45% and 2.55%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds. The funds’ Institutional Class’ annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2016, were 1.32% and 1.10%, respectively, for the Global Resources and World Precious Minerals Funds. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182, the number of days in the period, then divided by 366 days in the current fiscal year.

Rev. 08/2016

FACTS	WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances

● retirement assets and checking account information

● account transactions and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does U.S. Global Investors share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing this notice?	U.S. Global Investors, Inc. and U.S. Global Investors Funds (collectively known as U.S. Global Investors)

What we do
How does U.S. Global Investors protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does U.S. Global Investors collect my personal information?

We collect your personal information, for example, when you

● open an account or provide account information

● make deposits or withdrawals from your account

● make a wire transfer

● tell us where to send the money

We also collect your personal information from other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include U.S. Global Investors, Inc. and U.S. Global Investors Funds.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share personal information with include companies that perform marketing on our behalf, printing and mailing companies, and companies that service your account(s).

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● U.S. Global Investors doesn’t jointly market.

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Atlantic Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

Want to reduce paper waste? You can receive this report and other important documents electronically. Please visit www.usfunds.com and sign up at Access My Account. If you need further assistance, please call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	U.S. Global Investors Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	9/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	9/1/16

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	9/1/16